UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

International Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class F, 2.07%; Class X, 2.32%; Class Z, 1.32%. Net operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class F, 2.07%; Class X, 2.32%; Class Z, 1.32%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.91%	19.70%	–11.03%	120.67%	—
Class B	16.53	18.79	–14.13	105.08	—
Class C	16.53	18.79	–14.02	105.11	—
Class F	16.60	19.07	–12.96	N/A	–10.90% (12/18/06)
Class X	16.33	18.79	–14.13	N/A	–13.02 (3/19/07)
Class Z	16.92	19.89	–10.00	125.89	—
MSCI EAFE ND Index	16.90	19.39	–4.56	141.68	—
Lipper International Large-Cap Core Funds Average	14.84	16.71	–5.38	134.91	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		6.43%	–3.37%	8.30%	—
Class B		6.68	–3.17	8.08	—
Class C		10.68	–2.98	8.08	—
Class F		6.94	–2.90	N/A	–2.59% (12/18/06)
Class X		5.68	–3.53	N/A	–3.37 (3/19/07)
Class Z		12.84	–2.05	9.13	—
MSCI EAFE ND Index		11.27	–0.88	9.70	—
Lipper International Large-Cap Core Funds Average		9.69	–0.94	9.32	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30%, annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B and Class F shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and 12b-1 fees of 1% and 0.75%, respectively, annually. Approximately seven years after purchase, Class B and Class F will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares declines by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh year after purchase, 1% in the eighth year after purchase, and 0% in the ninth and 10th year after purchase. Class X shares convert to Class A shares on a monthly basis approximately 10 years after purchase. Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class Z shares are not subject to a front-end sales charge, a CDSC, or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 1.90% for Class F; and –2.09% for Class X. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/13 are –0.51% for Class F; and –1.19% for Class X.

Lipper International Large-Cap Core Funds Average

The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Large-Cap Core funds typically have an average price-to-cash-flow ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P Developed ex-U.S. BMI. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 2.20% for Class F; and –1.39% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are –0.40% for Class F; and –1.01% for Class X.

Prudential International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/13
Roche Holding AG, Pharmaceuticals	2.0%
Nestle SA, Food Products	1.6
BP PLC, Oil, Gas & Consumable Fuels	1.5
Commonwealth Bank of Australia, Commercial Banks	1.5
Westpac Banking Corp., Commercial Banks	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/13
Commercial Banks	13.0%
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	7.4
Insurance	5.5
Automobiles	3.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Prudential International Equity Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Equity Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,169.10	1.62%	$8.71
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class B	Actual	$1,000.00	$1,165.30	2.32%	$12.46
	Hypothetical	$1,000.00	$1,013.29	2.32%	$11.58

Class C	Actual	$1,000.00	$1,165.30	2.32%	$12.46
	Hypothetical	$1,000.00	$1,013.29	2.32%	$11.58

Class F	Actual	$1,000.00	$1,166.00	2.07%	$11.12
	Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34

Class X	Actual	$1,000.00	$1,163.30	2.32%	$12.44
	Hypothetical	$1,000.00	$1,013.29	2.32%	$11.58

Class Z	Actual	$1,000.00	$1,169.20	1.32%	$7.10
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS 96.9%

Australia 7.4%
4,227	ASX Ltd.	$164,812
24,425	Australia & New Zealand Banking Group Ltd.	806,233
78,633	BHP Billiton Ltd.	2,665,664
86,470	CFS Retail Property Trust Group	197,215
61,894	Commonwealth Bank of Australia	4,712,953
9,129	CSL Ltd.	595,855
4,121	Flight Centre Ltd.	163,071
423,595	Fortescue Metals Group Ltd.(a)	1,536,992
15,590	GPT Group	66,265
50,672	Insurance Australia Group Ltd.	305,734
159,125	Lend Lease Group	1,778,320
2,535	National Australia Bank Ltd.	89,353
6,787	Ramsay Health Care Ltd.	225,084
306,359	SP AusNet	398,591
33,752	Tatts Group Ltd.	114,420
16,600	Toll Holdings Ltd.	98,092
23,703	Wesfarmers Ltd.	1,065,726
627,843	Westfield Retail Trust	2,147,918
127,926	Westpac Banking Corp.	4,482,582
5,581	Woodside Petroleum Ltd.	217,315
40,929	Woolworths Ltd.	1,544,915

		23,377,110

Austria 0.6%
40,042	OMV AG	1,881,262

Belgium 1.4%
48,824	Ageas	1,788,792
3,784	Anheuser-Busch InBev NV	360,046
34,566	Delhaize Group SA	2,167,289

		4,316,127

Brazil 0.2%
4,300	Banco do Brasil SA	54,160
1,500	Cia de Bebidas das Americas	61,544
6,000	CCR SA	58,688
19,900	JBS SA	62,761
19,900	Petroleo Brasileiro SA	190,371
3,500	Tractebel Energia SA	62,207

See Notes to Financial Statements.

Prudential International Equity Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Brazil (cont’d.)
7,931	Vale SA, ADR	$135,541

		625,272

Chile
1,900	Cia Cervecerias Unidas SA, ADR	65,607

China 1.7%
16,500	Anhui Conch Cement Co. Ltd. (Class H Stock)	59,748
491,000	Bank of China Ltd. (Class H Stock)	229,677
2,102,000	Bank of Communications Co. Ltd. (Class H Stock)	1,671,274
75,500	BBMG Corp. (Class H Stock)	60,613
67,000	China Communications Construction Co. Ltd. (Class H Stock)	64,150
972,000	China Construction Bank Corp. (Class H Stock)	814,160
31,000	China Merchants Bank Co. Ltd. (Class H Stock)	66,073
1,454,000	China Minsheng Banking Corp. Ltd. (Class H Stock)	1,868,054
50,000	China National Building Material Co. Ltd. (Class H Stock)	59,019
120,000	China Petroleum & Chemical Corp. (Class H Stock)	131,286
21,000	China Shenhua Energy Co. Ltd. (Class H Stock)	74,283
423,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	297,621

		5,395,958

Denmark 0.6%
2,699	Coloplast A/S (Class B Stock)	146,843
9,580	Novo Nordisk A/S (Class B Stock)	1,680,405

		1,827,248

Finland 1.7%
7,239	Fortum OYJ	134,516
7,350	Kone OYJ (Class B Stock)	649,016
4,080	Neste Oil OYJ	63,564
59,154	Orion OYJ (Class B Stock)	1,698,283
3,735	Pohjola Bank PLC (Class A Stock)	63,551
31,882	Sampo OYJ (Class A Stock)	1,272,207
226,696	Stora Enso OYJ (Class R Stock)	1,574,838

		5,455,975

France 7.4%
3,517	Accor SA	116,256
5,228	Alstom SA	214,537
80,880	AXA SA	1,514,110

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
27,489	Cap Gemini SA	$1,264,343
16,226	Carrefour SA	480,799
16,083	Casino Guichard Perrachon SA	1,738,285
7,031	Cie Generale des Etablissements Michelin	593,810
5,711	Electricite de France SA	127,633
53,615	European Aeronautic Defence and Space Co. NV	2,831,746
5,784	Imerys SA	378,958
1,901	PPR	418,213
26,973	Publicis Groupe SA	1,876,278
27,779	Renault SA	1,914,052
28,293	Sanofi	3,100,817
2,559	Schneider Electric SA	195,127
11,872	Thales SA	515,637
83,487	Total SA	4,207,719
42,385	Vinci SA	2,040,741

		23,529,061

Germany 7.2%
9,959	Allianz SE	1,469,593
41,361	BASF SE	3,863,040
29,679	Bayer AG	3,096,375
20,715	Deutsche Post AG	491,597
109,171	Deutsche Telekom AG	1,291,367
131,998	E.ON SE	2,391,967
2,777	Fresenius SE & Co. KGaA	348,236
3,753	Hannover Rueckversicherung AG	316,914
3,356	HeidelbergCement AG	241,624
3,177	Henkel AG & Co. KGaA	248,736
40,547	K+S AG	1,792,584
724	Linde AG	136,919
12,947	Muenchener Rueckversicherungs AG	2,589,127
2,074	SAP AG	164,728
19,650	Siemens AG	2,052,131
51,943	Suedzucker AG	2,093,919
726	Volkswagen AG	141,121

		22,729,978

Greece
7,208	OPAP SA	71,099

See Notes to Financial Statements.

Prudential International Equity Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong 4.2%
979,000	Agricultural Bank of China Ltd. (Class H Stock)	$468,044
420,200	Bank of East Asia Ltd.	1,727,335
55,000	Cheung Kong Infrastructure Holdings Ltd.	399,026
38,000	China Mobile Ltd.	415,984
25,000	China Overseas Land & Investment Ltd.	76,352
44,000	China Unicom Hong Kong Ltd.	63,164
75,000	CNOOC Ltd.	139,946
110,000	Hang Lung Properties Ltd.	428,084
52,000	Hutchison Whampoa Ltd.	564,886
335,000	Hysan Development Co. Ltd.	1,659,858
349,000	Link REIT (The)	1,976,579
146,000	New World Development Co. Ltd.	254,742
33,500	Power Assets Holdings Ltd.	327,223
146,000	Shougang Fushan Resources Group Ltd.	57,007
86,000	Sino Land Co. Ltd.	141,410
38,000	Sun Hung Kai Properties Ltd.	549,422
40,000	Want Want China Holdings Ltd.	63,401
249,000	Wharf Holdings Ltd.	2,222,025
310,000	Wheelock & Co. Ltd.	1,725,740

		13,260,228

India 0.2%
2,800	HDFC Bank Ltd., ADR(a)	118,832
4,048	Reliance Industries Ltd., GDR, 144A	119,295
46,000	Sterlite Industries India Ltd., ADR	332,580

		570,707

Indonesia 0.1%
60,500	PT Bank Mandiri Pesero Tbk	65,338
120,500	PT Bank Negara Indonesia Persero Tbk	66,927
68,500	PT Bank Rakyat Indonesia Persero Tbk	66,228
25,000	PT Indocement Tunggal Prakarsa Tbk	67,884
33,000	PT Semen Indonesia Persero Tbk	62,453
62,000	PT Telekomunikasi Indonesia Persero Tbk	74,610

		403,440

Ireland 0.3%
21,000	Ryanair Holdings PLC, ADR	910,140

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Israel 1.0%
168,960	Bank Hapoalim BM*	$784,710
41,422	Bezeq (The) Israeli Telecommunication Corp. Ltd.	60,082
58,057	Teva Pharmaceutical Industries Ltd.	2,272,077
3,400	Teva Pharmaceutical Industries Ltd., ADR	130,186

		3,247,055

Italy 2.2%
128,620	Eni SpA	3,076,053
143,805	Fiat Industrial SpA	1,623,021
296,471	Fiat SpA*(a)	1,773,368
539,731	Telecom Italia SpA-RSP	375,302

		6,847,744

Japan 21.0%
2,000	AEON Financial Service Co. Ltd.	59,927
4,000	Air Water, Inc.	64,625
4,600	Aisin Seiki Co. Ltd.	165,861
566,000	Aozora Bank Ltd.	1,770,837
6,100	Asahi Group Holdings Ltd.	151,679
30,000	Asahi Kasei Corp.	201,262
29,000	Bank of Yokohama Ltd. (The)	176,109
5,700	Brother Industries Ltd.	65,136
8,000	Canon, Inc.	286,813
22,600	Central Japan Railway Co.	2,724,009
14,000	Dai Nippon Printing Co. Ltd.	136,862
8,000	Daicel Corp.	64,420
5,000	Daihatsu Motor Co. Ltd.	99,092
2,500	Dena Co. Ltd.(a)	71,267
69,000	Denki Kagaku Kogyo K.K.	251,977
11,800	Denso Corp.	528,358
14,900	East Japan Railway Co.	1,256,378
1,300	Fast Retailing Co. Ltd.	476,073
22,000	Fuji Electric Co. Ltd.	75,150
138,000	Fuji Heavy Industries Ltd.	2,604,708
11,300	Fujifilm Holdings Corp.	231,599
17,470	Hakuhodo DY Holdings, Inc.	1,439,033
169,000	Hino Motors Ltd.	2,577,863
2,700	Hitachi Construction Machinery Co. Ltd.	64,035
32,100	Hitachi Ltd.	204,813
700	Idemitsu Kosan Co. Ltd.	59,096

See Notes to Financial Statements.

Prudential International Equity Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
53	Inpex Corp.	$255,527
158,300	Itochu Corp.	1,956,727
1,400	Japan Airlines Co. Ltd.	70,944
13,700	Japan Exchange Group, Inc.	1,680,792
78,500	Japan Tobacco, Inc.	2,967,354
12,200	JFE Holdings, Inc.	263,811
3,000	JGC Corp.	88,783
4,400	JSR Corp.	101,238
53,300	JX Holdings, Inc.	288,684
11,000	Kaneka Corp.	66,123
6,000	Kansai Paint Co. Ltd.	76,873
2,100	Kao Corp.	72,596
35,000	Kawasaki Heavy Industries Ltd.	111,299
63,600	KDDI Corp.	3,053,270
1,200	Keyence Corp.	380,366
21,000	Kirin Holdings Co. Ltd.	367,718
4,000	Koito Manufacturing Co. Ltd.	77,222
11,500	Konica Minolta, Inc.	81,279
26,000	Kubota Corp.	372,591
8,300	Kuraray Co. Ltd.	125,924
6,000	Kyowa Hakko Kirin Co. Ltd.	73,550
2,700	Makita Corp.	164,241
39,722	Marubeni Corp.	284,005
66,000	Mazda Motor Corp.*	226,127
4,000	Medipal Holdings Corp.	62,738
1,300	Miraca Holdings, Inc.	64,810
9,000	Mitsubishi Gas Chemical Co., Inc.	68,688
67,000	Mitsubishi Heavy Industries Ltd.	461,168
5,400	Mitsubishi Tanabe Pharma Corp.	82,037
299,700	Mitsubishi UFJ Financial Group, Inc.	2,038,274
13,900	Mitsubishi UFJ Lease & Finance Co. Ltd.	78,280
13,800	Mitsui & Co. Ltd.	189,408
989,200	Mizuho Financial Group, Inc.	2,181,648
4,800	Murata Manufacturing Co. Ltd.	390,460
65,000	Namco Bandai Holdings, Inc.	1,183,515
499,000	NEC Corp.	1,295,040
21,000	Nippon Express Co. Ltd.	109,217
53,100	Nippon Telegraph & Telephone Corp.	2,628,174
3,800	Nitto Denko Corp.	249,474
2,600	Nomura Research Institute Ltd.	78,279

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
19,000	OJI Holdings Corp.	$67,631
5,000	Omron Corp.	157,717
8,100	Oriental Land Co. Ltd.	1,309,494
600	Otsuka Corp.	61,979
8,900	Otsuka Holdings Co. Ltd.	320,449
3,400	Park24 Co. Ltd.	68,534
64,000	Resona Holdings, Inc.	341,386
158,000	Ricoh Co., Ltd.	1,760,148
5,100	Secom Co. Ltd.	284,598
13,000	Sekisui House Ltd.	194,830
2,400	Shin-Etsu Chemical Co. Ltd.	161,502
7,200	Shionogi & Co. Ltd.	177,110
42,000	Showa Denko K.K.(a)	67,641
22,500	SoftBank Corp.	1,113,633
39,300	Sojitz Corp.	61,680
24,500	Sony Corp.	405,380
25,200	Sumitomo Corp.	314,338
17,900	Sumitomo Electric Industries Ltd.	237,602
126,000	Sumitomo Metal Mining Co. Ltd.	1,753,931
32,300	Sumitomo Mitsui Financial Group, Inc.	1,525,789
76,000	Sumitomo Mitsui Trust Holdings, Inc.	381,228
70,400	Suzuki Motor Corp.	1,803,962
27,000	Taiheiyo Cement Corp.	70,072
25,000	Taisei Corp.	83,346
3,600	Terumo Corp.	178,735
27,000	Tokyu Corp.	214,095
35,000	Toray Industries, Inc.	245,576
99,000	Toshiba Corp.	545,345
7,000	TOTO Ltd.	72,524
74,600	Toyoda Gosei Co., Ltd.	1,933,011
81,400	Toyota Boshoku Corp.	1,168,165
61,634	Toyota Motor Corp.	3,565,838
84,100	Toyota Tsusho Corp.	2,338,771
19,100	West Japan Railway Co.	922,819
4,896	Yahoo! Japan Corp.	2,448,377

		66,532,472

Malaysia
6,700	Tenaga Nasional BHD, ADR	68,340

See Notes to Financial Statements.

Prudential International Equity Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Mexico 0.1%
23,900	ALFA SAB de CV (Class A Stock)	$55,487
12,400	Fomento Economico Mexicano SAB de CV	140,623
23,200	Grupo Mexico SAB de CV (Class B Stock)	83,286

		279,396

Netherlands 3.8%
293,205	Aegon NV	1,934,930
28,165	Heineken Holding NV	1,693,616
2,856	Heineken NV	201,676
24,102	Koninklijke Ahold NV	380,259
8,580	Koninklijke Boskalis Westminster NV	357,345
22,888	Koninklijke Philips Electronics NV	632,085
43,410	Royal Dutch Shell PLC (Class A Stock)	1,478,086
104,963	Royal Dutch Shell PLC (Class B Stock)	3,673,387
39,140	Unilever NV - CVA	1,665,949

		12,017,333

New Zealand
26,543	Auckland International Airport Ltd.	70,529

Norway 1.1%
3,679	Aker Solutions ASA	51,359
96,675	Gjensidige Forsikring ASA	1,557,462
39,346	Yara International ASA	1,842,265

		3,451,086

Philippines
2,380	SM Investments Corp.	66,208

Portugal 0.6%
533,800	EDP - Energias de Portugal SA	1,834,799

Russia 0.8%
36,007	Gazprom OAO, ADR	285,716
24,475	LUKOIL OAO, ADR	1,551,715
1,572	Magnit OJSC, GDR, RegS	80,172
6,502	MMC Norilsk Nickel OJSC, ADR	99,611
3,200	Mobile Telesystems OJSC, ADR	66,240
8,756	Rosneft OAO, GDR, RegS	59,847
2,664	Rostelecom OJSC, ADR	59,407
16,907	Sberbank of Russia, ADR	217,424

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Russia (cont’d.)
14,556	Surgutneftegas OAO, ADR	$123,726
1,676	Tatneft OAO, ADR	63,336
1,611	Uralkali OJSC, GDR, RegS	58,302

		2,665,496

Singapore 0.7%
49,000	CapitaCommercial Trust	68,028
602,000	ComfortDelGro Corp. Ltd.	970,180
1,469,000	Golden Agri-Resources Ltd.	632,110
25,000	Oversea-Chinese Banking Corp. Ltd.	220,224
17,000	Singapore Technologies Engineering Ltd.	60,729
11,000	UOL Group Ltd.	63,676
47,000	Wilmar International Ltd.	127,068

		2,142,015

South Africa 0.6%
36,960	African Rainbow Minerals Ltd.	728,532
2,272	Bidvest Group Ltd.	59,084
115,060	FirstRand Ltd.	399,796
1,236	Kumba Iron Ore Ltd.	65,189
4,502	MTN Group Ltd.	81,165
2,394	Naspers Ltd. (Class N Stock)	160,205
3,330	Remgro Ltd.	67,157
13,319	RMB Holdings Ltd.	59,118
3,236	Sasol Ltd.	139,858
7,304	Standard Bank Group Ltd.	91,244
1,883	Tiger Brands Ltd.	58,569
8,046	Woolworths Holdings Ltd.	62,711

		1,972,628

South Korea 1.6%
423	Hyundai Mobis	96,023
945	Hyundai Motor Co.	171,186
1,619	Kia Motors Corp.	80,561
45,680	KT Corp.	1,495,291
849	KT&G Corp.	61,133
300	LG Chem Ltd.	70,825
852	LG Electronics, Inc.	68,157
170	Lotte Shopping Co. Ltd.	63,443
257	NHN Corp.	69,075
407	POSCO	116,043

See Notes to Financial Statements.

Prudential International Equity Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

South Korea (cont’d.)
1,093	Samsung C&T Corp.	$58,555
1,047	Samsung Electronics Co. Ltd.	1,445,056
1,630	Samsung Electronics Co. Ltd., GDR, RegS	1,124,852
3,260	SK Hynix, Inc.*	88,508

		5,008,708

Spain 2.4%
86,475	Banco Santander SA	625,333
72,175	Enagas SA	1,922,880
104,979	Ferrovial SA	1,737,138
37,062	Gas Natural SDG SA	776,060
4,898	Inditex SA	658,266
31,249	Red Electrica Corp. SA	1,662,185
14,921	Repsol SA	349,774

		7,731,636

Sweden 2.7%
6,601	Boliden AB	104,499
19,038	Industrivarden AB (Class C Stock)	355,436
70,411	Investor AB (Class B Stock)	2,075,050
63,617	Nordea Bank AB	762,200
192,655	Skandinaviska Enskilda Banken (Class A Stock)	1,976,772
21,717	Svenska Cellulosa AB (Class B Stock)	563,947
111,153	Swedbank AB (Class A Stock)	2,735,499

		8,573,403

Switzerland 7.1%
9,834	Actelion Ltd.	601,272
2,154	Banque Cantonale Vaudoise	1,191,905
2,060	Cie Financiere Richemont SA	166,386
1,225	EMS-Chemie Holding AG	354,075
666	Geberit AG	162,668
200	Givaudan SA*	257,260
1,231	Lonza Group AG	85,725
71,763	Nestle SA	5,124,826
44,146	Novartis AG	3,278,427
931	Partners Group Holding AG	238,808
25,619	Roche Holding AG	6,403,372
740	Swatch Group AG (The)	423,801
35,319	Swiss Re AG	2,809,034
2,268	Syngenta AG	969,352

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland (cont’d.)
8,838	Transocean Ltd.*	$451,215

		22,518,126

Taiwan 0.4%
5,000	Asustek Computer, Inc.	58,197
13,000	Catcher Technology Co. Ltd.	65,854
15,000	Delta Electronics, Inc.	71,920
48,000	Fubon Financial Holding Co. Ltd.	68,555
63,000	Hon Hai Precision Industry Co. Ltd.	162,666
74,000	Mega Financial Holding Co. Ltd.	57,045
160,000	Taiwan Semiconductor Manufacturing Co. Ltd.	593,657
3,000	TPK Holding Co. Ltd.	60,890
35,000	Uni-President Enterprises Corp.	68,904

		1,207,688

Thailand 0.1%
79,275	Krung Thai Bank PCL	66,985
25,400	PTT Global Chemical PCL	63,176
5,300	PTT PCL	58,869
10,800	Siam Commercial Bank PCL	68,443

		257,473

Turkey
6,000	Akbank TAS, ADR	62,880

United Kingdom 17.7%
350,155	Aberdeen Asset Management PLC	2,440,539
111,031	ARM Holdings PLC	1,717,801
18,320	Associated British Foods PLC	550,650
71,513	AstraZeneca PLC	3,713,006
348,290	BAE Systems PLC	2,031,516
103,556	BHP Billiton PLC	2,880,979
668,979	BP PLC	4,846,635
75,455	British American Tobacco	4,179,638
568,859	BT Group PLC	2,440,605
71,818	Bunzl PLC	1,426,833
86,384	Burberry Group PLC	1,792,706
50,650	Capita PLC	710,061
75,925	Diageo PLC	2,316,304
54,251	GlaxoSmithKline PLC	1,399,316
299,413	HSBC Holdings PLC	3,271,930

See Notes to Financial Statements.

Prudential International Equity Fund	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
22,419	International Consolidated Airlines Group SA*	$94,479
953,912	ITV PLC	1,865,535
322,768	J Sainsbury PLC	1,910,727
48,538	Meggitt PLC	353,308
222,242	National Grid PLC	2,829,074
27,723	Next PLC	1,877,139
108,209	Prudential PLC	1,857,355
37,716	Reckitt Benckiser Group PLC	2,751,205
2,253	SABMiller PLC	121,387
6,800	Schroders PLC	246,641
116,083	Standard Chartered PLC	2,915,734
330,380	TUI Travel PLC	1,612,974
692,760	Vodafone Group PLC	2,111,306

		56,265,383

United States
1,634	Millicom International Cellular SA	133,623
1,700	Southern Copper Corp.	56,661

		190,284

	Total common stocks (cost $245,291,947)	307,429,894

EXCHANGE TRADED FUND 1.2%

United States
63,300	iShares MSCI EAFE Index Fund (cost $3,505,367)	3,920,802

PREFERRED STOCKS 1.3%

Brazil 1.1%
13,800	Banco Bradesco SA	226,787
4,800	Cia de Bebidas das Americas	200,805
5,400	Cia Energetica de Minas Gerais	68,743
15,800	Itausa - Investimentos Itau SA	78,181
8,600	Klabin SA	57,555
432,100	Oi SA	1,058,248
28,000	Petroleo Brasileiro SA	279,475
2,200	Telefonica Brasil SA	58,410
94,000	Vale SA	1,526,458

		3,554,662

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
PREFERRED STOCKS (Continued)

Germany 0.1%
1,283	Bayerische Motoren Werke AG	$89,179

South Korea 0.1%
447	Samsung Electronics Co. Ltd.	353,525

	Total preferred stocks (cost $4,668,759)	3,997,366

Units
RIGHT

Spain
2,543	Banco Santander SA (cost $29,993)*	18,390

	Total long-term investments (cost $253,496,066)	315,366,452

Principal Amount (000)
SHORT-TERM INVESTMENTS 1.2%

United States Government Security
$ 150	U.S. Treasury Bill 0.070%, 6/20/13 (cost $149,985)(b)(c)	149,996

Shares

Affiliated Money Market Mutual Fund 1.2%
3,828,491	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,828,491; includes $3,827,616 of cash collateral received for securities on loan) (Note 3)(d)(e)	3,828,491

	Total short-term investments (cost $3,978,476)	3,978,487

	Total Investments 100.6% (cost $257,474,542; Note 5)	319,344,939
	Liabilities in excess of other assets(f) (0.6%)	(1,985,853)

	Net Assets 100.0%	$317,359,086

See Notes to Financial Statements.

Prudential International Equity Fund	19

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelan (Bearer)

GDR—Global Depositary Receipt

RSP—Risparmio Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,511,070; cash collateral of $3,827,616 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
2	DAX Index	Jun. 2013	$521,578	$525,809	$(4,231)
5	TOPIX Index	Jun. 2013	598,554	588,086	10,468
4	FTSE 100 Index	Jun. 2013	396,632	398,497	(1,865)

					$4,372

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$23,377,110	$—	$—
Austria	1,881,262	—	—
Belgium	4,316,127	—	—
Brazil	625,272	—	—
Chile	65,607	—	—
China	5,395,958	—	—
Denmark	1,827,248	—	—
Finland	5,455,975	—	—
France	23,529,061	—	—
Germany	22,729,978	—	—
Greece	71,099	—	—
Hong Kong	13,260,228	—	—
India	570,707	—	—
Indonesia	403,440	—	—
Ireland	910,140	—	—
Israel	3,247,055	—	—
Italy	6,847,744	—	—
Japan	66,532,472	—	—
Malaysia	68,340	—	—
Mexico	279,396	—	—
Netherlands	12,017,333	—	—
New Zealand	70,529	—	—
Norway	3,451,086	—	—
Philippines	66,208	—	—
Portugal	1,834,799	—	—
Russia	2,665,496	—	—
Singapore	2,142,015	—	—
South Africa	1,972,628	—	—
South Korea	5,008,708	—	—
Spain	7,731,636	—	—
Sweden	8,573,403	—	—
Switzerland	22,518,126	—	—
Taiwan	1,207,688	—	—
Thailand	—	257,473	—

See Notes to Financial Statements.

Prudential International Equity Fund	21

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Turkey	$62,880	$—	$—
United Kingdom	56,265,383	—	—
United States	190,284	—	—
Exchange Traded Fund
United States	3,920,802	—	—
Preferred Stocks
Brazil	3,554,662	—	—
Germany	89,179	—	—
South Korea	353,525	—	—
Right
Spain	18,390	—	—
United States Government Security	—	149,996	—
Affiliated Money Market Mutual Fund	3,828,491	—	—

	318,937,470	407,469	—
Other Financial Instruments*
Futures Contracts	4,372	—	—

Total	$318,941,842	$407,469	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 was as follows:

Commercial Banks	13.0%
Pharmaceuticals	8.6
Oil, Gas & Consumable Fuels	7.4
Insurance	5.5
Automobiles	3.9
Metals & Mining	3.9
Chemicals	3.5
Food Products	3.3
Diversified Telecommunication Services	3.0
Food & Staples Retailing	3.0
Real Estate Management & Development	2.8
Tobacco	2.3
Wireless Telecommunication Services	2.2
Trading Companies & Distributors	2.1
Road & Rail	2.0
Machinery	1.9
Aerospace & Defense	1.8
Beverages	1.8%
Media	1.7
Multi-Utilities	1.7
Semiconductors & Semiconductor Equipment	1.7
Diversified Financial Services	1.6
Electric Utilities	1.6
Auto Components	1.4
Real Estate Investment Trusts	1.4
Construction & Engineering	1.4
Exchange Traded Fund	1.2
Affiliated Money Market Mutual Fund (including 1.2% of collateral received for securities on loan)	1.2
Industrial Conglomerates	1.1
Hotels, Restaurants & Leisure	1.1
Household Products	1.1
Capital Markets	0.9

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Gas Utilities	0.9%
Internet Software & Services	0.8
Multiline Retail	0.8
Textiles, Apparel & Luxury Goods	0.8
Office Electronics	0.7
Computers & Peripherals	0.6
Electronic Equipment, Instruments & Components	0.5
Paper & Forest Products	0.5
IT Services	0.4
Biotechnology	0.4
Leisure Equipment & Products	0.4
Specialty Retail	0.4
Airlines	0.3
Construction Materials	0.3%
Electrical Equipment	0.2
Healthcare Providers & Services	0.2
Professional Services	0.2
Household Durables	0.2
Air Freight & Logistics	0.2
Energy Equipment & Services	0.2
Commercial Services & Supplies	0.2
Healthcare Equipment & Supplies	0.1
Building Products	0.1
Software	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$4,372	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential International Equity Fund	23

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	$133,185	$46,891	$180,076

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	$11,689	$(14,977)	$(3,288)

For the six months ended April 30, 2013, the average value at trade date for futures contracts was $1,248,326.

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $3,511,070:
Unaffiliated investments (cost $253,646,051)	$315,516,448
Affiliated investments (cost $3,828,491)	3,828,491
Foreign currency, at value (cost $948,071)	953,117
Dividends and interest receivable	1,430,025
Receivable for investments sold	971,605
Foreign tax reclaim receivable	894,545
Receivable for Series shares sold	48,421
Due from broker—variation margin	5,966
Prepaid expenses	1,442

Total assets	323,650,060

Liabilities
Payable to broker for collateral for securities on loan	3,827,616
Loan payable	884,000
Payable for Series shares reacquired	705,931
Accrued expenses	333,766
Management fee payable	215,696
Payable for investments purchased	177,366
Distribution fee payable	74,985
Affiliated transfer agent fee payable	71,614

Total liabilities	6,290,974

Net Assets	$317,359,086

Net assets were comprised of:
Common stock, at par	$461,724
Paid-in capital in excess of par	494,853,344

495,315,068
Undistributed net investment income	1,620,554
Accumulated net realized loss on investment and foreign currency transactions	(241,480,125)
Net unrealized appreciation on investments and foreign currencies	61,903,589

Net assets, April 30, 2013	$317,359,086

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($228,853,932 ÷ 33,234,782 shares of common stock issued and outstanding)	$6.89
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.29

Class B
Net asset value, offering price and redemption price per share ($5,910,278 ÷ 891,662 shares of common stock issued and outstanding)	$6.63

Class C
Net asset value, offering price and redemption price per share ($18,916,797 ÷ 2,854,668 shares of common stock issued and outstanding)	$6.63

Class F
Net asset value, offering price and redemption price per share ($459,611 ÷ 69,360 shares of common stock issued and outstanding)	$6.63

Class X
Net asset value, offering price and redemption price per share ($436,370 ÷ 65,847 shares of common stock issued and outstanding)	$6.63

Class Z
Net asset value, offering price and redemption price per share ($62,782,098 ÷ 9,056,127 shares of common stock issued and outstanding)	$6.93

See Notes to Financial Statements.

Prudential International Equity Fund	27

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $428,542)	$5,295,781
Affiliated income from securities loaned, net	12,119
Interest income	633
Affiliated dividend income	516

Total income	5,309,049

Expenses
Management fee	1,262,697
Distribution fee—Class A	324,144
Distribution fee—Class B	28,004
Distribution fee—Class C	90,087
Distribution fee—Class F	2,181
Distribution fee—Class X	2,852
Transfer agent’s fees and expenses (including affiliated expense of $57,400) (Note 3)	435,000
Custodian’s fees and expenses	122,000
Registration fees	50,000
Reports to shareholders	26,000
Audit fee	17,000
Legal fees and expenses	12,000
Directors’ fees	8,000
Insurance	3,000
Loan interest expense (Note 7)	1,982
Miscellaneous	28,990

Total expenses	2,413,937

Net investment income	2,895,112

Realized And Unrealized Gain (Loss) On Investment, Futures And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	16,774,364
Foreign currency transactions	(105,891)
Financial futures transactions	133,185

16,801,658

Net change in unrealized appreciation (depreciation) on:
Investments	26,699,971
Foreign currencies	18,989
Financial futures contracts	11,689

26,730,649

Net gain on investment and foreign currency transactions	43,532,307

Net Increase In Net Assets Resulting From Operations	$46,427,419

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,895,112	$6,127,882
Net realized gain (loss) on investment and foreign currency transactions	16,801,658	(6,974,442)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,730,649	20,668,340

Net increase in net assets resulting from operations	46,427,419	19,821,780

Dividends from net investment income (Note 1)
Class A	(4,559,841)	(4,099,544)
Class B	(87,134)	(85,513)
Class C	(283,431)	(268,526)
Class F	(10,934)	(23,756)
Class L	—	(145,518)
Class M	—	(8,376)
Class X	(9,832)	(19,252)
Class Z	(1,229,773)	(1,011,006)

	(6,180,945)	(5,661,491)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,887,726	14,167,452
Net asset value of shares issued in reinvestment of dividends	6,043,854	5,514,066
Cost of shares reacquired	(26,404,427)	(48,997,598)

Net decrease in net assets from Series share transactions	(7,472,847)	(29,316,080)

Total increase (decrease)	32,773,627	(15,155,791)

Net Assets:
Beginning of period	284,585,459	299,741,250

End of period(a)	$317,359,086	$284,585,459

(a) Includes undistributed net investment income of:	$1,620,554	$4,906,387

See Notes to Financial Statements.

Prudential International Equity Fund	29

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential International Equity Fund (the “Series”), Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential International Equity Fund. The financial statements of the other series are not presented herein.

The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

Prudential International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until

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exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises

Prudential International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

the subadvisor’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was 0.85% for the six months ended April 30, 2013.

The Series has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Series’ Class A, Class B, Class C, Class F, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Series’ Class X shares.

The Series has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class F and Class X shares of the Series in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Series’ Class Z shares. Under the Plans, the Series compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, F and X shares, respectively.

PIMS has advised the Series that they received $36,474 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2013 it received $167, $4,712, $134, and $17 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class F shareholders, respectively.

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PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2013, PIM has been compensated approximately $3,600 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2013 aggregated $178,258,790 and $190,052,711, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$262,466,655	$60,503,357	$(3,625,073)	$56,878,284

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series are permitted to carryforward capital losses incurred in the fiscal year ended

Prudential International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$10,497,000

Pre-Enactment Losses:
Expiring 2016	$51,069,000
Expiring 2017	184,078,000
Expiring 2018	8,337,000

$243,484,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, B, C, F, X and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B and F shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares

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was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. As of August 24, 2012, the last conversion of Class L to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class F, Class X, Class New X and Class Z, each of which consists of 225 million, 150 million, 150 million, 50 million, 50 million, 50 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	570,703	$3,658,698
Shares issued in reinvestment of dividends	709,935	4,437,093
Shares reacquired	(2,976,317)	(18,939,655)

Net increase (decrease) in shares outstanding before conversion	(1,695,679)	(10,843,864)
Shares issued upon conversion from Class B, F, X, Z	149,719	967,268
Shares reacquired upon conversion into Class Z	(24,106)	(155,557)

Net increase (decrease) in shares outstanding	(1,570,066)	$(10,032,153)

Year ended October 31, 2012:
Shares sold	864,508	$4,905,840
Shares issued in reinvestment of dividends	728,075	3,975,267
Shares reacquired	(6,177,492)	(34,983,562)

Net increase (decrease) in shares outstanding before conversion	(4,584,909)	(26,102,455)
Shares issued upon conversion from Class B, F, L, M, X and Z	1,928,338	11,103,809
Shares reacquired upon conversion into Class Z	(25,419)	(142,616)

Net increase (decrease) in shares outstanding	(2,681,990)	$(15,141,262)

Prudential International Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2013:
Shares sold	61,321	$378,895
Shares issued in reinvestment of dividends	14,301	86,379
Shares reacquired	(65,759)	(402,911)

Net increase (decrease) in shares outstanding before conversion	9,863	62,363
Shares reacquired upon conversion into Class A	(58,589)	(365,786)

Net increase (decrease) in shares outstanding	(48,726)	$(303,423)

Year ended October 31, 2012:
Shares sold	111,371	$613,085
Shares issued in reinvestment of dividends	15,550	82,106
Shares reacquired	(179,800)	(991,389)

Net increase (decrease) in shares outstanding before conversion	(52,879)	(296,198)
Shares reacquired upon conversion into Class A	(228,345)	(1,240,947)

Net increase (decrease) in shares outstanding	(281,224)	$(1,537,145)

Class C
Six months ended April 30, 2013:
Shares sold	97,603	$603,618
Shares issued in reinvestment of dividends	45,635	275,180
Shares reacquired	(342,206)	(2,090,696)

Net increase (decrease) in shares outstanding	(198,968)	$(1,211,898)

Year ended October 31, 2012:
Shares sold	82,903	$448,880
Shares issued in reinvestment of dividends	48,720	256,753
Shares reacquired	(953,320)	(5,234,986)

Net increase (decrease) in shares outstanding	(821,697)	$(4,529,353)

Class F
Six months ended April 30, 2013:
Shares sold	1	$7
Shares issued in reinvestment of dividends	1,732	10,446
Shares reacquired	(6,539)	(39,654)

Net increase (decrease) in shares outstanding before conversion	(4,806)	(29,201)
Shares reacquired upon conversion into Class A	(43,495)	(271,508)

Net increase (decrease) in shares outstanding	(48,301)	$(300,709)

Year ended October 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends	4,166	21,956
Shares reacquired	(35,112)	(191,289)

Net increase (decrease) in shares outstanding before conversion	(30,946)	(169,333)
Shares reacquired upon conversion into Class A	(136,961)	(744,258)

Net increase (decrease) in shares outstanding	(167,907)	$(913,591)

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Class L	Shares	Amount
Period ended August 24, 2012*:
Shares sold	3,145	$18,342
Shares issued in reinvestment of dividends	25,883	141,578
Shares reacquired	(216,083)	(1,216,032)

Net increase (decrease) in shares outstanding before conversion	(187,055)	(1,056,112)
Shares reacquired upon conversion into Class A	(1,322,525)	(7,692,865)

Net increase (decrease) in shares outstanding	(1,509,580)	$(8,748,977)

Class M
Period ended April 13, 2012**:
Shares sold	68	$390
Shares issued in reinvestment of dividends	1,251	6,604
Shares reacquired	(6,526)	(33,729)

Net increase (decrease) in shares outstanding before conversion	(5,207)	(26,735)
Shares reacquired upon conversion into Class A	(129,902)	(704,453)

Net increase (decrease) in shares outstanding	(135,109)	$(731,188)

Class X
Six months ended April 30, 2013:
Shares sold	1,413	$8,762
Shares issued in reinvestment of dividends	1,618	9,772
Shares reacquired	(6,292)	(38,305)

Net increase (decrease) in shares outstanding before conversion	(3,261)	(19,771)
Shares reacquired upon conversion into Class A	(53,151)	(327,781)

Net increase (decrease) in shares outstanding	(56,412)	$(347,552)

Year ended October 31, 2012:
Shares sold	1,009	$5,961
Shares issued in reinvestment of dividends	3,618	19,104
Shares reacquired	(38,488)	(209,600)

Net increase (decrease) in shares outstanding before conversion	(33,861)	(184,535)
Shares reacquired upon conversion into Class A	(129,227)	(708,225)

Net increase (decrease) in shares outstanding	(163,088)	$(892,760)

Prudential International Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2013:
Shares sold	1,263,157	$8,237,746
Shares issued in reinvestment of dividends	194,751	1,224,984
Shares reacquired	(751,823)	(4,893,206)

Net increase (decrease) in shares outstanding before conversion	706,085	4,569,524
Shares issued upon conversion from Class A	23,945	155,557
Shares reacquired upon conversion into Class A	(341)	(2,193)

Net increase (decrease) in shares outstanding	729,689	$4,722,888

Year ended October 31, 2012:
Shares sold	1,463,078	$8,174,954
Shares issued in reinvestment of dividends	184,098	1,010,698
Shares reacquired	(1,067,476)	(6,137,011)

Net increase (decrease) in shares outstanding before conversion	579,700	3,048,641
Shares issued upon conversion from Class A and C	25,254	142,616
Shares reacquired upon conversion into Class A	(2,366)	(13,061)

Net increase (decrease) in shares outstanding	602,588	$3,178,196

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the Syndicated Credit Agreement is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2013. The average daily balance for the 99 days that the Series had loans outstanding during the period

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was approximately $426,000, borrowed at a weighted average interest rate of 1.46%. At April 30, 2013, the Series has an outstanding loan amount of $884,000.

Note 8. Ownership

As of April 30, 2013, approximately 34% of the Series was owned by three institutional shareholders for the beneficial interest of their underlying account holders.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential International Equity Fund	43

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.02		$5.72	$6.17	$5.77	$4.80	$10.49
Income (loss) from investment operations:
Net investment income	.06		.12	.09	.08	.08	.16
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.94		.29	(.46)	.36	1.06	(5.37)
Total from investment operations	1.00		.41	(.37)	.44	1.14	(5.21)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.11)	(.11)	(.10)	(.17)	(.14)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.13)		(.11)	(.11)	(.10)	(.17)	(.48)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.89		$6.02	$5.72	$6.17	$5.77	$4.80
Total Return(b):	16.91%		7.40%	(5.61)%	8.78%	24.65%	(51.87)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$228,854		$209,568	$214,610	$260,555	$275,993	$246,234
Average net assets (000)	$217,899		$204,088	$247,859	$257,553	$240,744	$438,831
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(g)	1.62%	(e)	1.67%	1.64%	1.57%	1.54%	1.43%
Net investment income	1.93%	(e)	2.18%	1.51%	1.35%	1.75%	1.94%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) The distributor of the Series had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2008.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.78		$5.50	$5.94	$5.56	$4.61	$10.09
Income (loss) from investment operations:
Net investment income	.04		.08	.05	.04	.05	.09
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.91		.27	(.45)	.35	1.02	(5.16)
Total from investment operations	.95		.35	(.40)	.39	1.07	(5.07)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.07)	(.07)	(.07)	(.12)	(.07)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.10)		(.07)	(.07)	(.07)	(.12)	(.41)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.63		$5.78	$5.50	$5.94	$5.56	$4.61
Total Return(b):	16.53%		6.50%	(6.27)%	8.11%	23.82%	(52.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,910		$5,439	$6,720	$9,160	$9,976	$11,205
Average net assets (000)	$5,648		$5,823	$8,320	$9,246	$9,229	$22,786
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.37%	2.34%	2.27%	2.24%	2.15%
Net investment income	1.22%	(e)	1.48%	.83%	.66%	1.06%	1.17%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	45

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.78		$5.50	$5.94	$5.56	$4.61	$10.09
Income (loss) from investment operations:
Net investment income	.04		.08	.05	.04	.05	.09
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.91		.27	(.45)	.35	1.02	(5.16)
Total from investment operations	.95		.35	(.40)	.39	1.07	(5.07)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.07)	(.07)	(.07)	(.12)	(.07)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.10)		(.07)	(.07)	(.07)	(.12)	(.41)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.63		$5.78	$5.50	$5.94	$5.56	$4.61
Total Return(b):	16.53%		6.51%	(6.27)%	8.11%	23.83%	(52.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,917		$17,658	$21,310	$26,625	$29,326	$28,858
Average net assets (000)	$18,168		$19,019	$25,128	$26,974	$26,677	$55,111
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.37%	2.34%	2.27%	2.24%	2.15%
Net investment income	1.22%	(e)	1.49%	.81%	.66%	1.06%	1.19%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class F Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.79		$5.50	$5.94	$5.56	$4.62	$10.11
Income (loss) from investment operations:
Net investment income	.03		.09	.06	.05	.06	.11
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.92		.29	(.44)	.35	1.01	(5.17)
Total from investment operations	.95		.38	(.38)	.40	1.07	(5.06)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.09)	(.09)	(.08)	(.13)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.11)		(.09)	(.09)	(.08)	(.13)	(.43)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.63		$5.79	$5.50	$5.94	$5.56	$4.62
Total Return(b):	16.60%		6.98%	(6.05)%	8.35%	24.04%	(52.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$460		$681	$1,572	$3,355	$5,226	$8,171
Average net assets (000)	$586		$1,044	$2,442	$4,064	$5,769	$18,310
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.07%	(e)	2.12%	2.09%	2.02%	1.99%	1.90%
Net investment income	1.13%	(e)	1.74%	1.07%	.95%	1.35%	1.37%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	47

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.73		$6.17	$5.77	$4.79	$10.48
Income (loss) from investment operations:
Net investment income	.10		.08	.07	.07	.14
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.09		(.45)	.36	1.06	(5.38)
Total from investment operations	.19		(.37)	.43	1.13	(5.24)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.10)	(.09)	(.15)	(.11)
Distributions from net realized gains	-		-	-	-	(.34)
Total dividends and distributions	(.10)		(.10)	(.09)	(.15)	(.45)
Capital Contributions(d):	-		.03	.06	-	-
Net asset value, end of period	$5.82		$5.73	$6.17	$5.77	$4.79
Total Return(b):	3.42%		(5.62)%	8.59%	24.49%	(52.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,694		$8,644	$10,919	$12,342	$12,621
Average net assets (000)	$8,019		$10,189	$11,216	$11,250	$24,942
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.90%	(e)	1.84%	1.77%	1.74%	1.65%
Net investment income	2.22%	(e)	1.31%	1.16%	1.56%	1.68%
Portfolio turnover rate	83%	(f)(g)	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.50		$5.94	$5.56	$4.61	$10.09
Income (loss) from investment operations:
Net investment income	.01		.05	.04	.05	.07
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.09		(.45)	.35	1.02	(5.14)
Total from investment operations	.10		(.40)	.39	1.07	(5.07)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.07)	(.07)	(.12)	(.07)
Distributions from net realized gains	-		-	-	-	(.34)
Total dividends and distributions	(.07)		(.07)	(.07)	(.12)	(.41)
Capital Contributions(d):	-		.03	.06	-	-
Net asset value, end of period	$5.53		$5.50	$5.94	$5.56	$4.61
Total Return(b):	1.90%		(6.27)%	8.11%	23.82%	(52.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29		$743	$2,985	$6,622	$11,467
Average net assets (000)	$342		$1,768	$4,441	$7,957	$34,319
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.40%	(e)	2.34%	2.27%	2.24%	2.15%
Net investment income	.26%	(e)	.76%	.68%	1.09%	.92%
Portfolio turnover rate	83%	(f)(g)	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential International Equity Fund	49

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$5.79		$5.50	$5.94	$5.56	$4.61	$10.09
Income (loss) from investment operations:
Net investment income	.03		.08	.05	.04	.05	.09
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.91		.28	(.45)	.35	1.02	(5.16)
Total from investment operations	.94		.36	(.40)	.39	1.07	(5.07)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.07)	(.07)	(.07)	(.12)	(.07)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.10)		(.07)	(.07)	(.07)	(.12)	(.41)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.63		$5.79	$5.50	$5.94	$5.56	$4.61
Total Return(b):	16.33%		6.69%	(6.27)%	8.11%	23.82%	(52.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$436		$707	$1,569	$3,067	$5,957	$8,597
Average net assets (000)	$575		$1,077	$2,351	$4,020	$6,611	$17,864
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.37%	2.34%	2.27%	2.24%	2.15%
Net investment income	.91%	(e)	1.45%	.80%	.66%	1.10%	1.18%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.07		$5.77	$6.22	$5.82	$4.85	$10.60
Income (loss) from investment operations:
Net investment income	.08		.14	.11	.13	.10	.18
Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	.93		.29	(.46)	.33	1.06	(5.43)
Total from investment operations	1.01		.43	(.35)	.46	1.16	(5.25)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.13)	(.13)	(.12)	(.19)	(.16)
Distributions from net realized gains	-		-	-	-	-	(.34)
Total dividends and distributions	(.15)		(.13)	(.13)	(.12)	(.19)	(.50)
Capital Contributions(d):	-		-	.03	.06	-	-
Net asset value, end of period	$6.93		$6.07	$5.77	$6.22	$5.82	$4.85
Total Return(b):	16.92%		7.69%	(5.30)%	8.98%	24.95%	(51.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,782		$50,531	$44,573	$44,833	$229,771	$169,874
Average net assets (000)	$56,708		$45,946	$46,529	$149,685	$184,038	$285,097
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.32%	(e)	1.37%	1.34%	1.27%	1.24%	1.15%
Net investment income	2.36%	(e)	2.46%	1.77%	2.12%	2.05%	2.22%
Portfolio turnover rate	59%	(f)	83%	70%	96%	76%	74%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal years ended October 31, 2011 and October 31, 2010. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Equity Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	F	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969818	743969883

MF190E2    0246150-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

International Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.81%; Class B, 2.51%; Class C, 2.51%; Class Z, 1.51%. Net operating expenses: Class A, 1.76%; Class B, 2.51%; Class C, 2.51%; Class Z, 1.51%, after contractual reduction for Class A shares through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years
Class A	12.62%	14.28%	–9.18%	119.00%
Class B	12.19	13.42	–12.88	102.97
Class C	12.23	13.45	–12.51	103.15
Class Z	12.86	14.62	–7.92	124.69
MSCI EAFE ND Index	16.90	19.39	–4.56	141.68
Lipper International Multi-Cap Core Funds Average	14.20	16.47	–4.35	127.84
Lipper Customized Blend Funds Average	14.52	16.65	–4.61	131.35

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years
Class A		2.09%	–2.84%	8.25%
Class B		2.22	–2.69	8.04
Class C		6.20	–2.46	8.05
Class Z		8.35	–1.46	9.14
MSCI EAFE ND Index		11.27	–0.88	9.70
Lipper International Multi-Cap Core Funds Average		10.12	–0.93	8.93
Lipper Customized Blend Funds Average		10.06	–0.91	9.12

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares

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will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a front-end sales charge, a CDSC, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper International Multi-Cap Core Funds Average

Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages.

Note: Although Lipper classifies the Prudential International Value Fund in the Lipper International Multi-Cap Core Funds Performance Universe, the Lipper Customized Blend Funds Performance Universe is utilized because the Fund’s investment manager believes that the funds included in this custom blend universe provide a more appropriate basis for Portfolio performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Royal Dutch Shell PLC (Class B Stock), Oil, Gas & Consumable Fuels	1.6%
Roche Holding AG, Pharmaceuticals	1.6
Novartis AG, Pharmaceuticals	1.6
Mitsubishi UFI Financial Group, Inc., Banks	1.5
KDDI Corp., Telecommunications	1.3

Holdings reflect only long-term investments and are subject to change.

Prudential International Value Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 4/30/13
Banks	13.6%
Pharmaceuticals	8.8
Oil, Gas & Consumable Fuels	8.5
Insurance	7.4
Telecommunications	6.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential International Value Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Value Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,126.20	1.76%	$9.28
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80

Class B	Actual	$1,000.00	$1,121.90	2.51%	$13.21
	Hypothetical	$1,000.00	$1,012.35	2.51%	$12.52

Class C	Actual	$1,000.00	$1,122.30	2.51%	$13.21
	Hypothetical	$1,000.00	$1,012.35	2.51%	$12.52

Class Z	Actual	$1,000.00	$1,128.60	1.51%	$7.97
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 96.4%

Argentina 0.3%
2,800	MercadoLibre, Inc.	$281,652

Australia 3.9%
176,200	Arrium Ltd.	155,266
42,900	Ausdrill Ltd.	67,379
33,100	Bendigo and Adelaide Bank Ltd.	379,521
29,500	Bradken Ltd.	157,195
11,900	Caltex Australia Ltd.	265,733
82,600	Challenger Ltd.	359,652
71,625	Downer EDI Ltd.	364,585
253,200	Emeco Holdings Ltd.	120,746
171,558	Goodman Fielder Ltd.*	137,837
37,900	Lend Lease Group	423,556
77,000	Metcash Ltd.	326,488
24,000	National Australia Bank Ltd.	845,946
88,300	Pacific Brands Ltd.	78,725
38,800	Toll Holdings Ltd.	229,276

		3,911,905

Austria 0.7%
10,700	OMV AG	502,710
5,700	Voestalpine AG	177,944

		680,654

Belgium 0.5%
32,700	AGFA-Gevaert NV*	58,998
7,300	Delhaize Group SA	457,710
4,935	Dexia SA*	325

		517,033

Brazil 0.9%
14,017	Embraer SA, ADR	489,614
17,900	Natura Cosmeticos SA	448,585

		938,199

Canada 2.0%
4,946	Canadian National Railway Co.	484,217
11,611	Cenovus Energy, Inc.	347,483

See Notes to Financial Statements.

Prudential International Value Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Canada (cont’d.)
16,150	Potash Corp. of Saskatchewan, Inc.	$679,915
20,600	Teck Resources Ltd. (Class B Stock)	547,997

		2,059,612

Cayman Islands 0.6%
7,087	Baidu, Inc., ADR*	608,419

China 1.5%
76,365	China Merchants Bank Co. Ltd. (Class H Stock)	162,765
1,338,640	Industrial & Commercial Bank of China Ltd. (Class H Stock)	941,860
152,862	Sinopharm Group Co. Ltd. (Class H Stock)	454,046

		1,558,671

Denmark 1.4%
8,300	H. Lundbeck A/S	165,968
6,911	Novo Nordisk A/S (Class B Stock)	1,212,242

		1,378,210

Finland 0.3%
13,700	Tieto Oyj	293,366

France 8.8%
7,448	Air Liquide SA	942,807
20,000	AXA SA	374,409
8,100	BNP Paribas	451,333
10,055	Cie Generale des Etablissements Michelin (Class B Stock)	849,205
2,700	Ciments Francais SA	147,529
37,707	Credit Agricole SA*	345,175
6,540	LVMH Moet Hennessy Louis Vuitton SA	1,132,591
12,744	Publicis Groupe SA	886,490
4,600	Renault SA	316,953
11,100	Sanofi	1,216,522
8,900	SCOR SE	270,107
5,863	Societe Generale SA	212,953
5,900	Thales SA	256,255
12,100	Total SA	609,836
5,100	Valeo SA	296,195
27,796	Vivendi SA	629,623

		8,937,983

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Germany 10.4%
9,836	Adidas AG	$1,027,215
8,021	Allianz SE	1,183,613
3,300	Aurubis AG	207,345
6,200	BASF SE	579,068
3,100	Bayer AG	323,419
7,500	Daimler AG	414,988
28,666	Deutsche Bank AG	1,317,912
12,200	E.ON SE	221,079
19,300	Freenet AG	480,638
13,349	Fresenius Medical Care AG & Co. KGaA	921,191
2,600	Hannover Rueckversicherung AG	219,551
2,600	Lanxess AG	189,351
1,500	Merck KGaA	228,359
1,800	Muenchener Rueckversicherungs-Gesellschaft AG	359,962
5,100	Rheinmetall AG	241,557
7,300	RWE AG	262,792
11,326	SAP AG	899,571
7,962	Siemens AG	831,505
3,300	Volkswagen AG	641,460

		10,550,576

Hong Kong 3.6%
203,280	AIA Group Ltd.	902,430
17,000	Cheung Kong Holdings Ltd.	255,871
375,478	CNOOC Ltd.	700,621
326,000	First Pacific Co. Ltd.	451,182
47,999	Hong Kong Exchanges and Clearing Ltd.	807,803
354,000	Huabao International Holdings Ltd.	162,399
58,100	Kingboard Chemical Holdings Ltd.	157,975
68,200	Yue Yuen Industrial Holdings Ltd.	235,971

		3,674,252

Ireland 0.7%
8,879	Accenture PLC (Class A Stock)	723,106
405	Covidien PLC	25,855
15,600	Permanent TSB Group Holdings PLC*	719

		749,680

See Notes to Financial Statements.

Prudential International Value Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Israel 1.0%
62,300	Bank Hapoalim BM*	$289,343
2,043	Check Point Software Technologies Ltd.*	95,245
6,200	Elbit Systems Ltd.	258,549
9,100	Teva Pharmaceutical Industries Ltd.	356,131

		999,268

Italy 2.1%
14,400	Banco Popolare Societa Cooperativa*	20,765
124,700	Enel SpA	482,161
35,100	Eni SpA	839,445
15,200	Finmeccanica SpA*	79,110
18,700	Parmalat SpA	57,627
16,702	Saipem SpA	472,908
251,900	Telecom Italia SpA	213,143

		2,165,159

Japan 17.7%
8,373	Alpine Electronics, Inc.	85,289
11,400	Aoyama Trading Co. Ltd.	340,649
16,546	Bridgestone Corp.	623,753
3,201	Fanuc Corp.	482,687
73,900	Fukuoka Financial Group, Inc.	377,517
8,700	Fuyo General Lease Co. Ltd.	395,353
17,600	Heiwa Corp.	364,511
1,490	Japan Exchange Group, Inc.	182,801
57,894	JX Holdings, Inc.	313,566
27,780	KDDI Corp.	1,333,645
9,400	Keihin Corp.	153,509
34,598	Komatsu Ltd.	943,695
31,823	Kubota Corp.	456,037
50,100	Kurabo Industries Ltd.	94,048
15,800	Kyorin Holdings, Inc.	422,046
25,600	Kyowa Exeo Corp.	301,733
76,000	Marubeni Corp.	543,386
3,900	Miraca Holdings, Inc.	194,430
5,900	Mitsubishi Corp.	105,793
230,479	Mitsubishi UFJ Financial Group, Inc.	1,567,498
25,800	Mitsui & Co. Ltd.	354,110
248,700	Mizuho Financial Group, Inc.	548,500
66,000	Morinaga Milk Industry Co. Ltd.	194,307

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
28,800	Nichii Gakkan Co.	$292,771
14,700	Nippon Electric Glass Co. Ltd.	74,793
22,800	Nippon Shokubai Co. Ltd.	223,591
12,300	Nippon Telegraph & Telephone Corp.	608,786
78,700	Nishi-Nippon City Bank Ltd. (The)	262,374
300	NTT DoCoMo, Inc.	495,461
12,100	Otsuka Holdings Co. Ltd.	435,667
3,400	Sankyo Co. Ltd.	154,855
49,800	Sankyu, Inc.	222,219
29,400	Seino Holdings Co. Ltd.	256,649
13,500	Shimachu Co. Ltd.	356,316
25,400	Shizuoka Gas Co. Ltd.	201,147
10,428	SoftBank Corp.	516,132
38,600	Sumitomo Corp.	481,485
17,900	Sumitomo Mitsui Financial Group, Inc.	845,561
14,006	Sumitomo Mitsui Trust Holdings, Inc.	70,256
52,600	Toagosei Co. Ltd.	226,619
16,700	Toppan Forms Co. Ltd.	156,405
21,502	Toyota Motor Corp.	1,243,999
36,900	Yokohama Rubber Co. Ltd. (The)	483,748

		17,987,697

Liechtenstein 0.1%
1,400	Verwaltungs-und Privat-Bank AG	112,175

Mexico 0.7%
214,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	680,653

Netherlands 3.9%
18,800	Aegon NV	124,066
9,044	ASML Holding NV	672,348
44,700	ING Groep NV, CVA*	366,864
40,800	Koninklijke Ahold NV	643,704
4,700	Koninklijke DSM NV	302,860
8,366	Koninklijke Philips Electronics NV	231,039
2,000	Nutreco NV	189,825
13,307	Schlumberger Ltd.	990,440
15,414	Yandex NV (Class A Stock)*	396,756

		3,917,902

See Notes to Financial Statements.

Prudential International Value Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

New Zealand 0.4%
279,800	Air New Zealand Ltd.	$359,745

Norway 0.7%
20,700	DnB ASA	338,329
9,700	Statoil ASA	236,676
3,600	Yara International ASA	168,560

		743,565

Singapore 0.3%
578,400	Golden Agri-Resources Ltd.	248,885

South Korea 0.7%
516	Samsung Electronics Co. Ltd.	712,176

Spain 1.6%
8,567	Amadeus IT Holding SA (Class A Stock)	252,893
28,659	Banco Bilbao Vizcaya Argentaria SA	278,162
19,900	Banco Espanol de Credito SA*	91,595
47,500	Banco Santander SA	343,490
20,300	Repsol SA	475,867
12,200	Telefonica SA	178,984

		1,620,991

Sweden 1.7%
25,500	Boliden AB	403,685
20,316	Hennes & Mauritz AB (Class B Stock)	718,782
5,500	NCC AB (Class B Stock)	130,264
5,700	Oriflame Cosmetics SA, SDR	206,416
11,000	Swedbank AB (Class A Stock)	270,712

		1,729,859

Switzerland 7.6%
4,500	Baloise Holding AG	463,164
13,112	Credit Suisse Group AG*	363,554
500	Georg Fischer AG*	217,385
12,296	Julius Baer Group Ltd.*	489,830
3,000	Lonza Group AG*	208,916
6,896	Nestle SA	492,465
21,237	Novartis AG	1,577,129

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland (cont’d.)
6,552	Roche Holding AG	$1,637,648
435	Swatch Group AG (The)	249,126
2,100	Swiss Life Holding AG*	332,007
6,400	Swiss Re AG*	509,013
1,490	Syngenta AG	636,831
2,000	Zurich Insurance Group AG*	558,400

		7,735,468

United Kingdom 20.8%
38,100	Alent PLC	200,747
28,795	ARM Holdings PLC	445,498
18,200	AstraZeneca PLC	944,957
60,800	Aviva PLC	288,148
100,100	BAE Systems PLC	583,866
85,481	Barclays PLC	379,823
75,157	Beazley PLC	262,093
15,600	Berendsen PLC	187,436
116,400	BP PLC	843,297
14,322	British American Tobacco PLC	793,331
184,500	BT Group PLC	791,570
23,371	Burberry Group PLC	485,013
285,700	Cable & Wireless Communications PLC	187,635
16,409	Carnival PLC	591,343
29,400	Dairy Crest Group PLC	209,938
8,900	GlaxoSmithKline PLC	229,561
40,400	Home Retail Group PLC	97,773
86,300	HSBC Holdings PLC	939,718
55,000	Intermediate Capital Group PLC	360,874
97,500	J. Sainsbury PLC	577,182
154,385	Kingfisher PLC	750,857
187,000	Legal & General Group PLC	492,357
24,800	Marks & Spencer Group PLC	157,405
48,900	Marston’s PLC	109,988
28,400	Mondi PLC	375,640
142,800	Old Mutual PLC	454,728
26,934	Pearson PLC	489,922
15,001	Reckitt Benckiser Group PLC	1,094,252
40,190	Rolls-Royce Holdings PLC*	705,449
76,124	Royal Bank of Scotland Group PLC*	362,191

See Notes to Financial Statements.

Prudential International Value Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
46,900	Royal Dutch Shell PLC (Class B Stock)	$1,641,358
100,287	RSA Insurance Group PLC	173,384
12,275	SABMiller PLC	661,352
37,527	Standard Chartered PLC	942,591
82,300	Tesco PLC	468,089
50,700	Tullett Prebon PLC	192,556
20,008	Tullow Oil PLC	311,105
38,100	Vesuvius PLC	205,956
308,814	Vodafone Group PLC	941,164
135,800	WM Morrison Supermarkets PLC	616,170
30,202	WPP PLC	499,168

		21,045,485

United States 1.5%
10,569	Lululemon Athletica, Inc.*	804,618
10,350	Yum! Brands, Inc.	705,042

		1,509,660

	TOTAL COMMON STOCKS (cost $80,340,111)	97,708,900

PREFERRED STOCKS 0.7%

Brazil 0.7%
41,467	Itau Unibanco Holding SA, ADR (PRFC)	697,890

United Kingdom
4,782,610	Rolls-Royce Holdings PLC (PRFC C)*(b)	7,429

	TOTAL PREFERRED STOCKS (cost $800,159)	705,319

	TOTAL LONG-TERM INVESTMENTS (cost $81,140,270)	98,414,219

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 1.7%

AFFILIATED MONEY MARKET MUTUAL FUND
1,705,035	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $1,705,035)(a)	$1,705,035

	TOTAL INVESTMENTS 98.8% (cost $82,845,305; Note 5)	100,119,254
	Other assets in excess of liabilities(c) 1.2%	1,254,369

	NET ASSETS 100%	$101,373,623

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

PRFC—Preference Shares

SDR—Special Drawing Rights

CHF—Swiss Franc

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/08/13	State Street Bank	EUR	738	$973,622	$971,302	$(2,320)
Japanese Yen,
Expiring 05/01/13	Brown Brothers	JPY	10,867	109,588	111,471	1,883

				$1,083,210	$1,082,773	$(437)

See Notes to Financial Statements.

Prudential International Value Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/08/13	State Street Bank	EUR	738	$946,050	$971,302	$(25,252)
Expiring 10/29/13	State Street Bank	EUR	3,002	3,908,254	3,958,718	(50,464)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	161,793	1,846,629	1,660,297	186,332
Expiring 07/08/13	State Street Bank	JPY	129,387	1,309,997	1,327,751	(17,754)
Expiring 07/08/13	State Street Bank	JPY	79,963	821,165	820,567	598
Expiring 07/08/13	State Street Bank	JPY	56,459	567,199	579,373	(12,174)
Expiring 07/08/13	State Street Bank	JPY	54,428	567,338	558,528	8,810
Swiss Franc,
Expiring 05/03/13	Bank of New York Mellon	CHF	9	9,816	9,896	(80)

				$9,976,448	$9,886,432	$90,016

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$281,652	$—	$—
Australia	3,911,905	—	—
Austria	680,654	—	—
Belgium	517,033	—	—
Brazil	938,199	—	—
Canada	2,059,612	—	—

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Level 1	Level 2	Level 3
Common Stocks (continued):
Cayman Islands	$608,419	$—	$—
China	1,558,671	—	—
Denmark	1,378,210	—	—
Finland	293,366	—	—
France	8,937,983	—	—
Germany	10,550,576	—	—
Hong Kong	3,674,252	—	—
Ireland	749,680	—	—
Israel	999,268	—	—
Italy	2,165,159	—	—
Japan	17,987,697	—	—
Liechtenstein	112,175	—	—
Mexico	680,653	—	—
Netherlands	3,917,902	—	—
New Zealand	359,745	—	—
Norway	743,565	—	—
Singapore	248,885	—	—
South Korea	712,176	—	—
Spain	1,620,991	—	—
Sweden	1,729,859	—	—
Switzerland	7,735,468	—	—
United Kingdom	21,045,485	—	—
United States	1,509,660	—	—
Preferred Stocks:
Brazil	697,890	—
United Kingdom	—	7,429	—
Affiliated Money Market Mutual Fund	1,705,035	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	89,579	—

Total	$100,111,825	$97,008	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential International Value Fund	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 were as follows:

Banks	13.6%
Pharmaceuticals	8.8
Oil, Gas & Consumable Fuels	8.5
Insurance	7.4
Telecommunications	6.3
Food & Beverage	5.4
Chemicals	4.8
Retail & Merchandising	4.7
Apparel	2.9
Diversified Financial Services	2.8
Automobile Manufacturers	2.5
Aerospace & Defense	2.5
Automotive Parts	1.9
Semiconductors	1.8
Affiliated Money Market Mutual Fund	1.7
Machinery & Equipment	1.6
Metals & Mining	1.5
Computer Services & Software	1.5
Miscellaneous Manufacturing	1.5
Distribution/Wholesale	1.4
Advertising	1.4
Internet Software & Services	1.3
Transportation	1.2
Consumer Products & Services	1.2%
Entertainment & Leisure	1.2
Agriculture	1.1
Utilities	1.0
Healthcare Providers & Services	0.9
Engineering & Construction	0.8
Commercial Services	0.8
IT Services	0.7
Real Estate	0.6
Cosmetics/Personal Care	0.6
Auto Manufacturers	0.6
Media & Entertainment	0.5
Diversified Machinery	0.4
Forest & Paper Products	0.4
Airlines	0.4
Electronic Components & Equipment	0.3
Building Materials	0.2
Home Furnishings	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

The Series invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments was foreign exchange risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$197,623	Unrealized depreciation on forward foreign currency contracts	$108,044

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$74,309

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$56,211

For the six months ended April 30, 2013, the Series’ average value at settlement date payable for forward foreign currency exchange purchase contracts was $1,340,710 and the Fund’s average value at settlement date receivable for forward foreign currency exchange sale contracts was $5,241,472.

See Notes to Financial Statements.

Prudential International Value Fund	19

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $81,140,270)	$98,414,219
Affiliated investments (cost $1,705,035)	1,705,035
Foreign currency, at value (cost $651,768)	659,252
Dividends and interest receivable	472,809
Tax reclaim receivable	309,985
Unrealized appreciation on forward foreign currency contracts	197,623
Receivable for investments sold	160,779
Receivable for Series shares sold	64,446
Prepaid expenses	488

Total Assets	101,984,636

Liabilities
Payable for investments purchased	184,861
Payable for Series shares reacquired	108,649
Unrealized depreciation on forward foreign currency contracts	108,044
Accrued expenses	97,680
Advisory fee payable	80,757
Affiliated transfer agent fee payable	18,297
Distribution fee payable	12,233
Loan interest payable	492

Total Liabilities	611,013

Net Assets	$101,373,623

Net assets were comprised of:
Common stock, at par value	$47,386
Paid-in capital in excess of par	107,801,971

107,849,357
Undistributed net investment income	380,115
Accumulated net realized loss on investment and foreign currency transactions	(24,231,181)
Net unrealized appreciation on investments and foreign currencies	17,375,332

Net Assets, April 30, 2013	$101,373,623

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($35,941,603 ÷ 1,680,931 shares of common stock issued and outstanding)	$21.38
Maximum sales charge (5.50% of offering price)	1.24

Maximum offering price to public	$22.62

Class B:
Net asset value, offering price and redemption price per share ($1,552,479 ÷ 75,987 shares of common stock issued and outstanding)	$20.43

Class C:
Net asset value, offering price and redemption price per share ($4,836,396 ÷ 236,263 shares of common stock issued and outstanding)	$20.47

Class Z:
Net asset value, offering price and redemption price per share ($59,043,145 ÷ 2,745,397 shares of common stock issued and outstanding)	$21.51

See Notes to Financial Statements.

Prudential International Value Fund	21

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Investment income
Unaffiliated dividend income (net of foreign withholding taxes of $97,495)	$1,411,454
Affiliated dividend income	1,721
Interest income	68

Total income	1,413,243

Expenses
Advisory fee	494,441
Distribution fee—Class A	43,076
Distribution fee—Class B	7,222
Distribution fee—Class C	23,821
Custodian’s fees and expenses	79,000
Transfer agent’s fee and expenses (including affiliated expense of $45,000) (Note 3)	78,000
Registration fees	26,000
Audit fee	15,000
Reports to shareholders	15,000
Legal fees and expenses	13,000
Directors’ fees	6,000
Insurance fees	1,000
Interest expense (Note 7)	492
Miscellaneous	20,882

Total expenses	822,934

Net investment income	590,309

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	2,306,956
Foreign currency transactions	(24,219)

2,282,737

Net change in unrealized appreciation (depreciation) on:
Investments	8,890,398
Foreign currencies	69,375

8,959,773

Net gain on investments and foreign currencies	11,242,510

Net Increase In Net Assets Resulting From Operations	$11,832,819

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$590,309	$1,601,893
Net realized gain (loss) on investment and foreign currency transactions	2,282,737	(23,959)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,959,773	2,917,818

Net increase in net assets resulting from operations	11,832,819	4,495,752

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(674,229)	(610,527)
Class B	(19,472)	(17,304)
Class C	(65,031)	(53,269)
Class Z	(1,269,401)	(978,760)

	(2,028,133)	(1,659,860)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,698,859	11,836,699
Net asset value of shares issued in reinvestment of dividends and distributions	2,004,448	1,623,732
Cost of shares reacquired	(12,887,140)	(18,408,704)

Net decrease in net assets from Series share transactions	(5,183,833)	(4,948,273)

Total increase (decrease)	4,620,853	(2,112,381)

Net Assets
Beginning of period	96,752,770	98,865,151

End of period(a)	$101,373,623	$96,752,770

(a) Includes undistributed net investment income of:	$380,115	$1,817,939

See Notes to Financial Statements.

Prudential International Value Fund	23

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end diversified management investment company and currently consists of five series: Prudential International Value Fund (the “Series”), Prudential International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential International Value Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Series’ Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

24	Visit our website at www.prudentialfunds.com

traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield

Prudential International Value Fund	25

Notes to Financial Statements

(Unaudited) continued

curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess

Prudential International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Restricted and Illiquid Securities: The Series may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization

28	Visit our website at www.prudentialfunds.com

of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management, Inc. (“Thornburg”) for the Series.

Prudential International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95% of the next $700 million of average daily net assets and .90% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2013 was 1.00%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2013, PIMS contractually agreed to limit such fee to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $18,565 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2013, it received $196, $1,137 and $36 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2013 were $11,253,238 and $18,064,974, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$83,331,475	$24,172,231	$(7,384,452)	$16,787,779

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Series is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may

Prudential International Value Fund	31

Notes to Financial Statements

(Unaudited) continued

have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$581,000

Pre-Enactment Losses:
Expiring 2017	24,486,000
Expiring 2018	978,000

$25,464,000

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

32	Visit our website at www.prudentialfunds.com

There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	73,734	$1,499,605
Shares issued in reinvestment of dividends and distributions	32,904	653,810
Shares reacquired	(175,254)	(3,526,846)

Net increase (decrease) in shares outstanding before conversion	(68,616)	(1,373,431)
Shares issued upon conversion from Class B	8,440	171,760
Shares reacquired upon conversion into Class Z	(2,840)	(57,629)

Net increase (decrease) in shares outstanding	(63,016)	$(1,259,300)

Year ended October 31, 2012:
Shares sold	88,449	$1,631,363
Shares issued in reinvestment of dividends and distributions	32,651	585,430
Shares reacquired	(457,841)	(8,354,606)

Net increase (decrease) in shares outstanding before conversion	(336,741)	(6,137,813)
Shares issued upon conversion from Class B	20,082	366,930
Shares reacquired upon conversion into Class Z	(6,033)	(107,215)

Net increase (decrease) in shares outstanding	(322,692)	$(5,878,098)

Class B
Six months ended April 30, 2013:
Shares sold	10,361	$202,868
Shares issued in reinvestment of dividends and distributions	966	18,389
Shares reacquired	(5,444)	(103,947)

Net increase (decrease) in shares outstanding before conversion	5,883	117,310
Shares reacquired upon conversion into Class A	(8,842)	(171,760)

Net increase (decrease) in shares outstanding	(2,959)	$(54,450)

Year ended October 31, 2012:
Shares sold	8,208	$144,803
Shares issued in reinvestment of dividends and distributions	929	15,993
Shares reacquired	(19,508)	(346,846)

Net increase (decrease) in shares outstanding before conversion	(10,371)	(186,050)
Shares reacquired upon conversion into Class A	(20,816)	(366,930)

Net increase (decrease) in shares outstanding	(31,187)	$(552,980)

Prudential International Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2013:
Shares sold	5,938	$115,055
Shares issued in reinvestment of dividends and distributions	3,380	64,459
Shares reacquired	(31,776)	(615,556)

Net increase (decrease) in shares outstanding	(22,458)	$(436,042)

Year ended October 31, 2012:
Shares sold	20,549	$365,925
Shares issued in reinvestment of dividends and distributions	3,028	52,206
Shares reacquired	(95,948)	(1,677,033)

Net increase (decrease) in shares outstanding	(72,371)	$(1,258,902)

Class Z
Six months ended April 30, 2013:
Shares sold	190,303	$3,881,331
Shares issued in reinvestment of dividends and distributions	63,485	1,267,790
Shares reacquired	(423,924)	(8,640,791)

Net increase (decrease) in shares outstanding before conversion	(170,136)	(3,491,670)
Shares reacquired upon conversion into Class A	2,823	57,629

Net increase (decrease) in shares outstanding	(167,313)	$(3,434,041)

Year ended October 31, 2012:
Shares sold	529,417	$9,694,608
Shares issued in reinvestment of dividends and distributions	53,865	970,103
Shares reacquired	(428,040)	(8,030,219)

Net increase (decrease) in shares outstanding before conversion	155,242	2,634,492
Shares reacquired upon conversion into Class A	6,006	107,215

Net increase (decrease) in shares outstanding	161,248	$2,741,707

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The Series utilized the SCA during the six months ended April 30, 2013. The average daily balance for the 4 days the Series had loans outstanding during the period was approximately $3,048,000, borrowed at a weighted average interest rate of 1.45%. At April 30, 2013, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Prudential International Value Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.36		$18.80	$20.29	$18.45	$15.28	$34.10
Income (loss) from investment operations:
Net investment income	.11		.29	.32	.22	.20	.44
Net realized and unrealized gain (loss) on investments	2.30		.57	(1.64)	1.71	3.59	(14.93)
Total from investment operations	2.41		.86	(1.32)	1.93	3.79	(14.49)
Less Dividends and Distributions:
Dividends from net investment income	(.39)		(.30)	(.17)	(.12)	(.62)	(.38)
Distributions from net realized gains	-		-	-	-	-	(3.95)
Total dividends and distributions	(.39)		(.30)	(.17)	(.12)	(.62)	(4.33)
Capital Contributions(g)	-		-	-	.03	-	-
Net Asset Value, end of period	$21.38		$19.36	$18.80	$20.29	$18.45	$15.28
Total Return(a):	12.62%		4.71%	(6.56)%	10.68%	26.03%	(48.33)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,942		$33,759	$38,858	$45,598	$45,945	$40,580
Average net assets (000)	$34,747		$34,669	$44,169	$44,626	$39,582	$71,618
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.76%	(e)	1.79%	1.78%	1.66%	1.65%	1.56%
Net investment income	1.10%	(e)	1.59%	1.56%	1.17%	1.30%	1.79%
Portfolio turnover rate	12%	(f)	16%	25%	40%	40%	27%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Series invests.

(e) Annualized.

(f) Not Annualized.

(g) The Series received payments related to a former affiliate’s settlement of regulatory proceedings, involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculations of the amount of settlement.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.46		$17.93	$19.37	$17.64	$14.58	$32.73
Income (loss) from investment operations:
Net investment income	.03		.15	.16	.08	.08	.24
Net realized and unrealized gain (loss) on investments	2.20		.54	(1.56)	1.63	3.45	(14.29)
Total from investment operations	2.23		.69	(1.40)	1.71	3.53	(14.05)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.16)	(.04)	(.01)	(.47)	(.15)
Distributions from net realized gains	-		-	-	-	-	(3.95)
Total dividends and distributions	(.26)		(.16)	(.04)	(.01)	(.47)	(4.10)
Capital Contributions(f)	-		-	-	.03	-	-
Net Asset Value, end of period	$20.43		$18.46	$17.93	$19.37	$17.64	$14.58
Total Return(a):	12.19%		3.91%	(7.26)%	9.86%	25.11%	(48.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,552		$1,457	$1,975	$3,093	$3,839	$5,143
Average net assets (000)	$1,456		$1,655	$2,651	$3,314	$3,985	$10,730
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.51%	(d)	2.54%	2.52%	2.41%	2.40%	2.31%
Net investment income	.34%	(d)	.83%	.81%	.43%	.58%	1.01%
Portfolio turnover rate	12%	(e)	16%	25%	40%	40%	27%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings, involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculations of the amount of settlement.

See Notes to Financial Statements.

Prudential International Value Fund	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.49		$17.96	$19.40	$17.66	$14.60	$32.77
Income (loss) from investment operations:
Net investment income	.03		.15	.16	.07	.08	.24
Net realized and unrealized gain (loss) on investments	2.21		.54	(1.56)	1.65	3.45	(14.31)
Total from investment operations	2.24		.69	(1.40)	1.72	3.53	(14.07)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.16)	(.04)	(.01)	(.47)	(.15)
Distributions from net realized gains	-		-	-	-	-	(3.95)
Total dividends and distributions	(.26)		(.16)	(.04)	(.01)	(.47)	(4.10)
Capital Contributions(f)	-		-	-	.03	-	-
Net Asset Value, end of period	$20.47		$18.49	$17.96	$19.40	$17.66	$14.60
Total Return(a):	12.23%		3.90%	(7.25)%	9.91%	25.08%	(48.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,836		$4,784	$5,947	$6,828	$7,507	$7,355
Average net assets (000)	$4,804		$5,132	$6,690	$6,760	$6,807	$13,571
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.51%	(d)	2.54%	2.53%	2.41%	2.40%	2.31%
Net investment income	.32%	(d)	.83%	.81%	.42%	.58%	1.04%
Portfolio turnover rate	12%	(e)	16%	25%	40%	40%	27%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings, involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculations of the amount of settlement.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30, 2013		Year Ended October 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.48		$18.93	$20.42	$18.55	$15.37	$34.30
Income (loss) from investment operations:
Net investment income	.13		.34	.24	.26	.24	.50
Net realized and unrealized gain (loss) on investments	2.34		.56	(1.51)	1.74	3.62	(15.02)
Total from investment operations	2.47		.90	(1.27)	2.00	3.86	(14.52)
Less Dividends and Distributions:
Dividends from net investment income	(.44)		(.35)	(.22)	(.16)	(.68)	(.46)
Distributions from net realized gains	-		-	-	-	-	(3.95)
Total dividends and distributions	(.44)		(.35)	(.22)	(.16)	(.68)	(4.41)
Capital Contributions(f)	-		-	-	.03	-	-
Net Asset Value, end of period	$21.51		$19.48	$18.93	$20.42	$18.55	$15.37
Total Return(a):	12.86%		4.92%	(6.30)%	11.01%	26.41%	(48.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,043		$56,753	$52,086	$159,020	$136,238	$115,710
Average net assets (000)	$58,701		$53,465	$79,550	$139,023	$115,310	$186,380
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.51%	(d)	1.54%	1.47%	1.41%	1.40%	1.31%
Net investment income	1.34%	(d)	1.86%	1.16%	1.41%	1.58%	2.06%
Portfolio turnover rate	12%	(e)	16%	25%	40%	40%	27%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Series invests.

(d) Annualized.

(e) Not Annualized.

(f) The Series received payments related to a former affiliate’s settlement of regulatory proceedings, involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2010. The Series was not involved in the proceedings or in the calculations of the amount of settlement.

See Notes to Financial Statements.

Prudential International Value Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management	155 North Wacker Drive 46th Floor Chicago, IL 60606

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0246202-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Emerging Market Bond

Objective

Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Emerging Markets Debt Local Currency Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 1.80%; Class C, 2.50%; Class Q, 1.36%; Class Z, 1.52%. Net operating expenses: Class A, 1.30%; Class C, 2.05%; Class Q, 1.05%; Class Z, 1.05%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Since Inception
Class A	7.42%	11.67%	12.92%
Class C	7.20	11.25	12.16
Class Q	7.55	12.10	13.87
Class Z	7.62	12.00	13.85
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	7.02	10.31	15.20
Lipper Emerging Markets Debt Funds Average	6.23	9.94	14.02

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Since Inception
Class A		3.95%	2.03%
Class C		7.46	4.09
Class Q		9.29	4.84
Class Z		9.18	4.83
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index		7.68	5.54
Lipper Emerging Markets Debt Funds Average		7.16	5.10

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a front-end sales charge, a CDSC or

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12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM Global Diversified), an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Debt Funds Average

Funds in the Lipper Emerging Markets Debt Funds Average seek either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measure.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.31	3.52%
Class C	0.27	2.90
Class Q	0.33	3.81
Class Z	0.32	3.91

Five Largest Issues expressed as a percentage of net assets as of 4/30/13
Turkey Government Bond, Bonds, Ser. 5YR, 9.000%, 03/08/17	5.1%
South Africa Government Bond, Bonds, Ser. R209, 6.250%, 03/31/36	4.8
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65, 6.625%, 05/15/33	2.7
Poland Government Bond, Bonds, Ser. 1023, 4.000%, 10/25/23	2.7
Philippine Government International Bond, Sr. Unsec’d. Notes, 4.950%, 01/15/21	2.3

Issues reflect only long-term investments and are subject to change.

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/13
A	10.8%
Baa	61.9
Ba	18.3
B	1.2
Not Rated**	5.9
Total Investments	98.1
Other assets in excess of liabilities	1.9
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 2.5% of Not Rated is invested in affiliated money market mutual funds.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Emerging Markets Debt Local Currency Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,074.20	1.30%	$6.69
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class C	Actual	$1,000.00	$1,072.00	2.05%	$10.53
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual	$1,000.00	$1,075.50	1.05%	$5.40
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class Z	Actual	$1,000.00	$1,076.20	1.05%	$5.41
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 95.6%
FOREIGN BONDS

Barbados 0.3%
Columbus International, Inc.,
Sr. Sec’d. Notes, RegS (original cost $188,913; purchased 09/18/12)(a)(b)	B2	11.500%	11/20/14		170	$189,125

Brazil 10.1%
Banco Santander Brasil SA,
Sr. Unsec’d. Notes, MTN, 144A	Baa1	8.000	03/18/16	BRL	2,250	1,150,657
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	Baa2	10.625	04/10/14	BRL	415	210,550
Brazil Notas do Tesouro Nacional,
Bonds, Ser. NTNB - Inflation Linked	Baa2	6.000	08/15/18	BRL	298	379,184
Notes, Ser. NTNB - Inflation Linked	Baa2	6.000	08/15/22	BRL	513	677,962
Notes, Ser. NTNF	Baa2	10.000	01/01/18	BRL	530	274,281
Notes, Ser. NTNF	Baa2	10.000	01/01/21	BRL	1,553	799,843
Notes, Ser. NTNF	Baa2	10.000	01/01/23	BRL	2,441	1,249,813
Sr. Notes, Ser. NTNF	Baa2	10.000	01/01/17	BRL	1,576	813,056
Brazilian Government International Bond,
Sr. Unsec’d. Notes	Baa2	8.500	01/05/24	BRL	500	278,146
Itau Unibanco Holding SA,
Sr. Unsec’d. Notes, RegS	Baa1	10.500	11/23/15	BRL	300	161,377

						5,994,869

Colombia 2.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	Baa3	7.750	04/14/21	COP	197,000	135,012
Sr. Unsec’d. Notes	Baa3	9.850	06/28/27	COP	180,000	153,047
Colombian TES,
Bonds, Ser. B	Baa3	11.000	07/24/20	COP	880,000	658,932
Bonds, Ser. B	Baa3	11.250	10/24/18	COP	305,000	219,824
Empresas Publicas de Medellin ESP,
Sr. Unsec’d. Notes, RegS	Baa3	8.375	02/01/21	COP	300,000	193,224

						1,360,039

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Costa Rica 0.9%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes, RegS	Baa3	6.548%	03/20/14		500	$517,500

Czech Republic 0.4%
Czech Republic Government Bond,
Bonds, Ser. 51	A1	4.000	04/11/17	CZK	4,000	230,643

Dominican Republic 0.3%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, RegS	B1	9.040	01/23/18		153	171,073

Ghana 0.2%
Ghana Government Bond, Bonds, Ser. 3YR	B1	16.900	03/07/16	GHS	260	127,613

Hungary 3.0%
Hungary Government Bond, Bonds,
Ser. 16/C	Ba1	5.500	02/12/16	HUF	33,080	149,482
Ser. 17/B	Ba1	6.750	02/24/17	HUF	208,060	974,870
Ser. 23/A	Ba1	6.000	11/24/23	HUF	139,710	646,039

						1,770,391

Indonesia 8.2%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes,
Ser. FR36	Baa3	11.500	09/15/19	IDR	2,200,000	302,129
Ser. FR53	Baa3	8.250	07/15/21	IDR	4,970,000	605,951
Ser. FR54	Baa3	9.500	07/15/31	IDR	4,000,000	549,341
Ser. FR56	Baa3	8.375	09/15/26	IDR	1,000,000	123,992
Ser. FR58	Baa3	8.250	06/15/32	IDR	4,300,000	530,347
Ser. FR59	Baa3	7.000	05/15/27	IDR	3,800,000	422,405
Ser. FR60	Baa3	6.250	04/15/17	IDR	1,500,000	162,571
Ser. FR61	Baa3	7.000	05/15/22	IDR	4,800,000	547,820
Ser. FR65	Baa3	6.625	05/15/33	IDR	15,200,000	1,598,959

						4,843,515

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Malaysia 3.2%
Malaysia Government Bond, Sr. Unsec’d. Notes,
Ser. 0111	A3	4.160%	07/15/21	MYR	2,710	$940,481
Ser. 0112	A3	3.418	08/15/22	MYR	280	92,139
Ser. 0311	A3	4.392	04/15/26	MYR	340	120,894
Ser. 0412	A3	4.127	04/15/32	MYR	1,870	639,802
Ser. 0413	A3	3.844	04/15/33	MYR	250	82,497

						1,875,813

Mexico 11.2%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	A2	6.450	12/05/22	MXN	7,500	671,470
Mexican Bonos, Bonds,
Ser. M	Baa1	6.000	06/18/15	MXN	6,481	555,681
Ser. M	Baa1	6.500	06/10/21	MXN	2,000	187,819
Ser. M	Baa1	6.500	06/09/22	MXN	11,175	1,057,942
Ser. M	Baa1	7.750	05/29/31	MXN	8,893	963,877
Ser. M 10	Baa1	7.750	12/14/17	MXN	9,900	938,790
Ser. M 10	Baa1	8.500	12/13/18	MXN	2,150	215,044
Ser. M 20	Baa1	8.500	05/31/29	MXN	1,400	160,776
Petroleos Mexicanos, Gtd. Notes(c)	Baa1	4.770	05/12/14	MXN	6,000	493,399
Gtd. Notes	Baa1	9.100	01/27/20	MXN	9,650	977,398
Gtd. Notes, 144A	Baa1	7.650	11/24/21	MXN	4,120	390,512

						6,612,708

Netherlands 0.6%
VimpelCom Holdings BV, Gtd. Notes, 144A(c)	Ba3	4.284	06/29/14		200	203,799
Gtd. Notes, 144A	Ba3	9.000	02/13/18	RUB	5,000	168,022

						371,821

Nigeria 2.6%
Nigeria Treasury Bond, Bonds,
Ser. 3YR	Ba3	10.500	03/18/14	NGN	5,740	35,964
Ser. 5YR	Ba3	4.000	04/23/15	NGN	122,540	672,031
Ser. 5YR	Ba3	15.100	04/27/17	NGN	33,495	233,193
Ser. 7YR	Ba3	16.000	06/29/19	NGN	20,805	153,654

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Nigeria (cont’d.)
Ser. 10YR	Ba3	16.390%	01/27/22	NGN	45,225	$356,848
Ser. 20YR	Ba3	10.000	07/23/30	NGN	20,390	108,173

						1,559,863

Peru 4.0%
Peru Government Bond, Sr. Unsec’d. Notes	Baa2	6.950	08/12/31	PEN	190	89,544
Peruvian Government International Bond,
Sr. Unsec’d. Notes, 144A	Baa2	7.840	08/12/20	PEN	650	307,711
Sr. Unsec’d. Notes, RegS	Baa2	6.950	08/12/31	PEN	1,560	735,201
Sr. Unsec’d. Notes, RegS	Baa2	7.840	08/12/20	PEN	2,565	1,214,274

						2,346,730

Philippines 2.8%
Philippine Government International Bond,
Sr. Unsec’d. Notes	Ba1	4.950	01/15/21	PHP	49,000	1,333,334
Sr. Unsec’d. Notes	Ba1	6.250	01/14/36	PHP	10,000	317,379

						1,650,713

Poland 6.2%
Poland Government Bond, Bonds,
Ser. 0415	A2	5.500	04/25/15	PLN	1,705	569,152
Ser. 0417	A2	4.750	04/25/17	PLN	1,230	418,804
Ser. 1017	A2	5.250	10/25/17	PLN	1,410	493,479
Ser. 1020	A2	5.250	10/25/20	PLN	840	305,471
Ser. 1023	A2	4.000	10/25/23	PLN	4,690	1,581,911
Ser. CPI - Inflation Linked	A2	2.750	08/25/23	PLN	772	275,277

						3,644,094

Romania 0.4%
Romania Government Bond, Bonds, Ser. 5YR	Baa3	5.600	11/28/18	RON	800	249,753

Russia 9.6%
AHML Finance Ltd., Unsec’d. Notes, 144A	Baa1	7.750	02/13/18	RUB	12,250	397,719

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia (cont’d.)
Home Credit & Finance Bank Via Eurasia Capital SA, Sr. Sec’d. Notes	Ba3	7.000%	03/18/14		250	$258,125
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes, 144A	Baa1	8.625	02/17/17	RUB	3,000	100,211
Sr. Unsec’d. Notes, RegS	Baa1	7.875	02/07/18	RUB	11,200	360,632
Sr. Unsec’d. Notes, RegS	Baa1	8.625	02/17/17	RUB	20,900	698,138
Sr. Unsec’d. Notes, Ser. E, MTN, RegS	Baa1	8.700	03/17/16	RUB	18,000	601,845
Russian Federal Bond - OFZ, Bonds,
Ser. 6205	Baa1	7.600	04/14/21	RUB	12,445	432,433
Ser. 6207	Baa1	8.150	02/03/27	RUB	20,000	726,852
Ser. 6211	Baa1	7.000	01/25/23	RUB	8,350	279,458
Ser. 6212	Baa1	7.050	01/19/28	RUB	23,890	787,656
RZD Capital Ltd., Sr. Unsec’d. Notes, RegS	Baa1	8.300	04/02/19	RUB	30,200	1,017,280

						5,660,349

Singapore 0.3%
Berau Capital Resources Pte Ltd.,
Sr. Sec’d. Notes, RegS	B1	12.500	07/08/15		145	154,425

South Africa 10.2%
Eskom Holdings Ltd., Notes, Ser. ES23, MTN	Baa2	10.000	01/25/23	ZAR	7,500	1,032,549
South Africa Government Bond, Bonds,
Ser. 2023	Baa1	7.750	02/28/23	ZAR	3,375	416,565
Ser. R186	Baa1	10.500	12/21/26	ZAR	4,243	628,589
Ser. R204	Baa1	8.000	12/21/18	ZAR	2,855	351,661
Ser. R207	Baa1	7.250	01/15/20	ZAR	3,120	372,515
Ser. R208	Baa1	6.750	03/31/21	ZAR	3,500	407,160
Ser. R209	Baa1	6.250	03/31/36	ZAR	29,914	2,859,263

						6,068,302

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Spain 1.5%
Spain Government International Bond, Notes, MTN, 144A	Baa3	4.000%	03/06/18		500	$511,000
Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625	06/17/13		400	400,922

						911,922

Thailand 3.6%
Thailand Government Bond, Bonds,
Sr. Unsec’d. Notes	Baa1	3.580	12/17/27	THB	11,900	407,956
Sr. Unsec’d. Notes	Baa1	3.625	06/16/23	THB	4,177	144,835
Sr. Unsec’d. Notes	Baa1	3.650	12/17/21	THB	2,000	69,723
Sr. Unsec’d. Notes	Baa1	3.775	06/25/32	THB	600	20,270
Sr. Unsec’d. Notes	Baa1	3.850	12/12/25	THB	2,000	70,268
Sr. Unsec’d. Notes	Baa1	5.670	03/13/28	THB	5,000	209,674
Sr. Unsec’d. Notes - Inflation Linked	Baa1	1.200	07/14/21	THB	35,340	1,234,002

						2,156,728

Turkey 8.8%
Turkey Government Bond,
Bonds	Ba1	9.000	01/27/16	TRY	1,360	825,748
Bonds	Ba1	10.000	06/17/15	TRY	815	496,887
Bonds	Ba1	10.500	01/15/20	TRY	775	537,561
Bonds, Ser. CPI - Inflation Linked	Ba1	3.000	07/21/21	TRY	536	348,497
Bonds, Ser. 5YR	Ba1	9.000	03/08/17	TRY	4,865	3,028,498

						5,237,191

Ukraine 0.4%
NAK Naftogaz Ukraine, Gov’t. Gtd. Notes	NR	9.500	09/30/14		230	238,533

United Arab Emirates 0.7%
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes	NR	6.396	11/03/14		155	164,300
Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, Ser. E, MTN, RegS	NR	6.700	10/05/15		250	275,625

						439,925

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Uruguay 1.5%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	Baa3	4.375%	12/15/28	UYU	6,739	$451,273
Sr. Unsec’d. Notes	Baa3	5.000	09/14/18	UYU	7,059	435,769

						887,042

Venezuela 2.3%
Petroleos de Venezuela SA, Gtd. Notes	B1	8.000	11/17/13		40	40,240
Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		1,340	1,291,760

						1,332,000

Total long-term investments (cost $54,890,759)						56,602,680

				Shares
SHORT-TERM INVESTMENTS 2.5%

Affiliated Money Market Mutual Fund 2.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,485,771)(d)					1,485,771	1,485,771

				Notional Amount(000)#
OPTIONS PURCHASED*

Call Options
Euro/Polish Zloty expiring 10/24/2013 @ 4.135 (cost $26,533)				EUR	750	28,193

Total short-term investments (cost $1,512,304)						1,513,964

Total Investments 98.1% (cost $56,403,063; Note 5)						58,116,644
Other assets in excess of liabilities(e) 1.9%						1,113,525

Net Assets 100.0%						$59,230,169

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BRL—Brazilian Real

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GHS—Ghana Cedi

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

JPY—Japanese Yen

KRW—South Korean Won

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

NR—Not Rated by Moody’s or Standard & Poor’s

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security, the aggregate original cost of such securities is $188,913. The aggregate value of $189,125 is approximately 0.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

(d)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Brazilian Real
Expiring 07/18/13	Citibank NA	BRL	700,481	$350,574	$346,219	$(4,355)
Expiring 07/18/13	Citibank NA	BRL	224,560	112,000	110,991	(1,009)
Expiring 07/18/13	UBS AG	BRL	97,695	48,400	48,287	(113)
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	266,583,281	554,469	562,616	8,147
Expiring 06/11/13	Citibank NA	CLP	70,529,400	148,000	148,850	850
Chinese Yuan Renminbi
Expiring 06/21/13	Citibank NA	CNY	1,788,362	284,726	289,321	4,595
Expiring 06/21/13	Goldman Sachs Group LP	CNY	2,527,000	402,388	408,817	6,429
Colombian Peso
Expiring 07/18/13	Citibank NA	COP	884,104,200	478,800	481,180	2,380
Expiring 07/18/13	Citibank NA	COP	365,000,000	200,000	198,654	(1,346)
Expiring 07/18/13	Citibank NA	COP	341,310,000	186,000	185,760	(240)
Expiring 07/18/13	UBS AG	COP	22,952,188	12,500	12,492	(8)
Euro
Expiring 07/25/13	Citibank NA	EUR	500,000	652,978	658,872	5,894
Expiring 07/25/13	Citibank NA	EUR	444,000	581,284	585,078	3,794
Expiring 07/25/13	Citibank NA	EUR	266,000	347,266	350,520	3,254
Expiring 07/25/13	Citibank NA	EUR	45,000	58,866	59,299	433
Expiring 07/25/13	Citibank NA	EUR	45,000	58,871	59,299	428
Hungarian Forint
Expiring 07/24/13	Citibank NA	HUF	192,706,082	832,582	840,727	8,145
Expiring 07/24/13	Citibank NA	HUF	51,595,722	223,795	225,099	1,304
Expiring 07/24/13	UBS AG	HUF	4,771,397	20,800	20,817	17
Indonesian Rupiah
Expiring 05/06/13	Merrill Lynch & Co., Inc.	IDR	1,343,852,000	139,000	138,114	(886)
Expiring 05/07/13	Barclays Capital, Inc.	IDR	728,028,000	74,900	74,814	(86)
Expiring 05/07/13	Barclays Capital, Inc.	IDR	589,782,000	60,000	60,607	607
Expiring 05/07/13	Barclays Capital, Inc.	IDR	488,302,500	49,700	50,179	479

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Expiring 05/07/13	Citibank NA	IDR	2,147,961,210	$219,900	$220,729	$829
Expiring 05/07/13	Citibank NA	IDR	357,152,500	36,500	36,702	202
Expiring 05/07/13	Credit Suisse International	IDR	1,172,862,805	120,727	120,526	(201)
Expiring 05/07/13	Credit Suisse International	IDR	527,326,800	54,600	54,189	(411)
Expiring 05/07/13	Credit Suisse International	IDR	390,614,100	40,100	40,140	40
Expiring 05/07/13	Credit Suisse International	IDR	283,678,000	29,200	29,151	(49)
Expiring 05/07/13	Goldman Sachs Group LP	IDR	483,021,000	49,500	49,636	136
Expiring 05/07/13	JPMorgan Chase Bank	IDR	585,494,200	60,100	60,167	67
Expiring 05/07/13	UBS AG	IDR	4,853,702,800	495,200	498,776	3,576
Expiring 05/07/13	UBS AG	IDR	2,446,920,000	252,000	251,450	(550)
Expiring 05/07/13	UBS AG	IDR	385,110,000	39,600	39,575	(25)
Expiring 08/02/13	Citibank NA	IDR	2,840,119,580	290,594	288,584	(2,010)
Expiring 08/02/13	UBS AG	IDR	1,343,852,000	137,254	136,549	(705)
Expiring 08/02/13	UBS AG	IDR	397,575,500	40,600	40,398	(202)
Malaysian Ringgit
Expiring 06/17/13	UBS AG	MYR	4,563,939	1,499,323	1,494,694	(4,629)
Expiring 07/15/13	Citibank NA	MYR	4,563,939	1,494,413	1,491,682	(2,731)
Expiring 07/15/13	UBS AG	MYR	135,642	44,400	44,333	(67)
Expiring 10/17/13	Barclays Capital, Inc.	MYR	4,563,939	1,488,322	1,481,874	(6,448)
Mexican Peso
Expiring 07/22/13	Citibank NA	MXN	7,834,474	630,000	640,666	10,666
Expiring 07/22/13	Citibank NA	MXN	3,844,825	311,000	314,411	3,411
Expiring 07/22/13	Citibank NA	MXN	2,297,199	185,730	187,854	2,124
Expiring 07/22/13	Citibank NA	MXN	2,028,329	166,000	165,867	(133)
Expiring 07/22/13	Citibank NA	MXN	948,261	76,507	77,544	1,037
Expiring 07/22/13	Citibank NA	MXN	793,003	64,000	64,848	848
Expiring 07/22/13	UBS AG	MXN	1,204,691	97,000	98,514	1,514
Expiring 07/22/13	UBS AG	MXN	528,405	43,200	43,210	10
Nigerian Naira
Expiring 05/13/13	Citibank NA	NGN	20,254,500	126,000	127,721	1,721
Expiring 05/13/13	JPMorgan Chase Bank	NGN	30,690,897	192,661	193,532	871
Expiring 08/02/13	UBS AG	NGN	2,238,943	13,900	13,784	(116)

See Notes to Financial Statements.

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Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Peruvian Nuevo Sol
Expiring 07/10/13	HSBC	PEN	647,250	$250,000	$243,871	$(6,129)
Expiring 07/10/13	UBS AG	PEN	25,995	9,800	9,794	(6)
Philippine Peso
Expiring 06/05/13	Barclays Capital, Inc.	PHP	214,491	5,300	5,204	(96)
Expiring 06/05/13	Barclays Capital, Inc.	PHP	137,666	3,400	3,340	(60)
Expiring 06/05/13	Citibank NA	PHP	7,077,800	172,000	171,706	(294)
Expiring 06/05/13	Citibank NA	PHP	3,496,050	85,000	84,813	(187)
Expiring 06/05/13	Credit Suisse International	PHP	5,510,080	134,000	133,673	(327)
Polish Zloty
Expiring 07/24/13	Barclays Capital, Inc.	PLN	736,648	232,000	231,762	(238)
Expiring 07/24/13	Citibank NA	PLN	6,628,292	2,093,222	2,085,376	(7,846)
Expiring 07/24/13	Citibank NA	PLN	279,858	88,000	88,048	48
Expiring 07/24/13	Citibank NA	PLN	42,746	13,329	13,449	120
Expiring 07/24/13	Credit Suisse International	PLN	423,452	132,000	133,225	1,225
Expiring 07/24/13	UBS AG	PLN	132,780	41,800	41,775	(25)
Romanian Leu
Expiring 07/24/13	Barclays Capital, Inc.	RON	513,350	152,000	154,970	2,970
Expiring 07/24/13	Barclays Capital, Inc.	RON	459,732	136,526	138,784	2,258
Russian Ruble
Expiring 05/07/13	Bank of New York Mellon (The)	RUB	5,447,468	175,047	174,748	(299)
Expiring 07/15/13	Barclays Capital, Inc.	RUB	7,207,313	225,000	228,453	3,453
Expiring 07/18/13	Barclays Capital, Inc.	RUB	3,536,120	112,000	112,034	34
Expiring 07/18/13	Citibank NA	RUB	8,877,767	283,000	281,272	(1,728)
Expiring 07/18/13	Citibank NA	RUB	4,721,027	150,709	149,575	(1,134)
Expiring 07/18/13	Citibank NA	RUB	2,652,300	84,000	84,032	32
Expiring 07/18/13	Citibank NA	RUB	1,645,946	51,722	52,148	426
Expiring 07/18/13	HSBC	RUB	4,386,493	139,000	138,976	(24)
Expiring 07/18/13	UBS AG	RUB	1,381,984	44,100	43,785	(315)
Singapore Dollar
Expiring 07/23/13	Citibank NA	SGD	676,220	546,573	549,045	2,472
South African Rand
Expiring 07/30/13	Barclays Capital, Inc.	ZAR	2,248,377	247,000	247,404	404
Expiring 07/30/13	Barclays Capital, Inc.	ZAR	1,850,756	200,000	203,651	3,651
Expiring 07/30/13	Citibank NA	ZAR	354,962	39,000	39,059	59
Expiring 07/30/13	UBS AG	ZAR	415,404	45,700	45,709	9

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
South Korean Won
Expiring 07/15/13	Barclays Capital, Inc.	KRW	56,300,000	$50,000	$50,974	$974
Expiring 07/15/13	Citibank NA	KRW	128,449,965	115,300	116,298	998
Expiring 07/15/13	Citibank NA	KRW	92,013,800	83,000	83,308	308
Expiring 07/15/13	Citibank NA	KRW	56,926,200	51,000	51,541	541
Expiring 07/15/13	Credit Suisse International	KRW	225,140,100	201,000	203,840	2,840
Expiring 07/15/13	HSBC	KRW	94,881,250	85,000	85,905	905
Expiring 07/15/13	HSBC	KRW	89,788,500	81,000	81,294	294
Expiring 07/15/13	UBS AG	KRW	85,429,858	74,383	77,347	2,964
Thai Baht
Expiring 05/28/13	Citibank NA	THB	52,699,536	1,758,938	1,792,534	33,596
Expiring 05/28/13	Citibank NA	THB	3,048,511	105,777	103,693	(2,084)
Expiring 05/28/13	Citibank NA	THB	1,169,780	40,200	39,789	(411)
Expiring 05/28/13	Citibank NA	THB	809,480	27,600	27,534	(66)
Expiring 05/28/13	Credit Suisse International	THB	1,345,224	46,000	45,757	(243)
Expiring 05/28/13	JPMorgan Chase Bank	THB	5,195,750	175,000	176,729	1,729
Expiring 05/28/13	UBS AG	THB	912,241	31,100	31,029	(71)
Turkish Lira
Expiring 07/30/13	Citibank NA	TRY	1,380,723	760,799	762,991	2,192
Expiring 07/30/13	UBS AG	TRY	80,521	44,500	44,496	(4)

				$23,798,054	$23,888,457	$90,403

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	54,919,500	$114,000	$115,906	$(1,906)
Expiring 06/11/13	Credit Suisse International	CLP	33,733,000	70,000	71,193	(1,193)
Expiring 06/11/13	JPMorgan Chase Bank	CLP	45,790,000	95,000	96,638	(1,638)
Colombian Peso
Expiring 07/18/13	Citibank NA	COP	809,242,396	440,140	440,436	(296)
Expiring 07/18/13	Citibank NA	COP	264,166,500	142,600	143,774	(1,174)

See Notes to Financial Statements.

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Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Czech Koruna
Expiring 07/24/13	Citibank NA	CZK	4,620,756	$233,298	$236,029	$(2,731)
Euro
Expiring 07/22/13	Citibank NA	EUR	218,000	285,598	287,262	(1,664)
Expiring 07/25/13	Barclays Capital, Inc.	EUR	404,000	528,197	532,369	(4,172)
Expiring 07/25/13	Barclays Capital, Inc.	EUR	20,385	26,534	26,862	(328)
Expiring 07/25/13	Citibank NA	EUR	45,000	58,521	59,298	(777)
Expiring 07/25/13	Citibank NA	EUR	5,000	6,536	6,589	(53)
Expiring 07/25/13	Credit Suisse International	EUR	338,935	440,979	446,629	(5,650)
Indonesian Rupiah
Expiring 05/06/13	UBS AG	IDR	1,343,852,000	138,200	138,115	85
Expiring 05/07/13	Barclays Capital, Inc.	IDR	3,152,420,000	326,000	323,949	2,051
Expiring 05/07/13	Citibank NA	IDR	2,840,119,580	292,193	291,856	337
Expiring 05/07/13	Citibank NA	IDR	2,184,085,200	224,400	224,441	(41)
Expiring 05/07/13	Citibank NA	IDR	1,123,871,688	115,198	115,491	(293)
Expiring 05/07/13	Credit Suisse International	IDR	2,702,896,215	275,230	277,755	(2,525)
Expiring 05/07/13	UBS AG	IDR	2,308,240,000	236,500	237,199	(699)
Expiring 05/07/13	UBS AG	IDR	1,128,323,232	113,984	115,949	(1,965)
Israeli New Shekel
Expiring 07/24/13	HSBC	ILS	801,082	220,344	222,839	(2,495)
Japanese Yen
Expiring 07/25/13	Barclays Capital, Inc.	JPY	63,663,084	640,748	653,375	(12,627)
Expiring 07/25/13	Citibank NA	JPY	49,066,986	502,000	503,575	(1,575)
Malaysian Ringgit
Expiring 07/15/13	Citibank NA	MYR	251,214	81,895	82,107	(212)
Expiring 07/15/13	Citibank NA	MYR	217,814	71,000	71,190	(190)
Expiring 07/15/13	JPMorgan Chase Bank	MYR	288,439	94,000	94,274	(274)
Expiring 07/15/13	JPMorgan Chase Bank	MYR	283,743	93,000	92,739	261
Mexican Peso
Expiring 07/22/13	Citibank NA	MXN	5,250,999	425,000	429,402	(4,402)
Expiring 07/22/13	Citibank NA	MXN	4,954,528	405,230	405,158	72
Expiring 07/22/13	Citibank NA	MXN	4,787,765	387,760	391,521	(3,761)
Expiring 07/22/13	Citibank NA	MXN	3,550,539	289,259	290,346	(1,087)
Expiring 07/22/13	Citibank NA	MXN	3,473,217	282,000	284,023	(2,023)
Expiring 07/22/13	Citibank NA	MXN	2,641,014	213,474	215,969	(2,495)
Expiring 07/22/13	Citibank NA	MXN	1,061,519	86,000	86,806	(806)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Expiring 07/22/13	Citibank NA	MXN	343,902	$28,000	$28,123	$(123)
Expiring 07/22/13	Credit Suisse International	MXN	4,334,910	350,750	354,488	(3,738)
Peruvian Nuevo Sol
Expiring 07/10/13	Citibank NA	PEN	2,344,084	903,830	883,206	20,624
Expiring 07/10/13	Citibank NA	PEN	1,050,462	397,000	395,794	1,206
Philippine Peso
Expiring 06/05/13	Citibank NA	PHP	38,555,840	954,352	935,356	18,996
Expiring 06/05/13	Citibank NA	PHP	45,964	1,124	1,115	9
Expiring 06/05/13	HSBC	PHP	11,507,500	283,925	279,169	4,756
Expiring 06/05/13	HSBC	PHP	5,807,875	142,981	140,898	2,083
Romanian Leu
Expiring 07/24/13	Credit Suisse International	RON	449,341	133,000	135,647	(2,647)
Russian Ruble
Expiring 07/15/13	Citibank NA	RUB	7,159,081	223,000	226,924	(3,924)
Expiring 07/17/13	Citibank NA	RUB	4,169,295	130,000	132,115	(2,115)
Expiring 07/17/13	JPMorgan Chase Bank	RUB	3,014,016	94,000	95,507	(1,507)
Expiring 07/18/13	Citibank NA	RUB	5,447,468	172,914	172,591	323
Expiring 07/18/13	Citibank NA	RUB	5,326,705	169,789	168,764	1,025
South African Rand
Expiring 07/30/13	Credit Suisse International	ZAR	3,390,797	367,450	373,112	(5,662)
Thai Baht
Expiring 05/28/13	Citibank NA	THB	2,191,047	74,600	74,527	73
Expiring 05/28/13	Citibank NA	THB	1,641,566	54,856	55,836	(980)

				$12,436,389	$12,464,236	(27,847)

						$62,556

See Notes to Financial Statements.

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Interest rate swap agreements outstanding as of April 30, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
MXN	8,000	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	$79,593	$—	$79,593	Barclays Bank PLC
MXN	3,000	02/28/22	6.440	28 Day Mexican Interbank Rate(1)	27,092	—	27,092	Barclays Bank PLC

					$106,685	$—	$106,685

(1)	Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Barbados	$—	$189,125	$—
Brazil	—	5,994,869	—
Colombia	—	1,360,039	—
Costa Rica	—	517,500	—
Czech Republic	—	230,643	—
Dominican Republic	—	171,073	—
Ghana	—	127,613	—
Hungary	—	1,770,391	—

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

	Level 1	Level 2	Level 3
Foreign Bonds (continued):
Indonesia	$—	$4,843,515	$—
Malaysia	—	1,875,813	—
Mexico	—	6,119,309	493,399
Netherlands	—	371,821	—
Nigeria	—	1,559,863	—
Peru	—	2,346,730	—
Philippines	—	1,650,713	—
Poland	—	3,644,094	—
Romania	—	249,753	—
Russia	—	5,660,349	—
Singapore	—	154,425	—
South Africa	—	6,068,302	—
Spain	—	911,922	—
Thailand	—	2,156,728	—
Turkey	—	5,237,191	—
Ukraine	—	238,533	—
United Arab Emirates	—	439,925	—
Uruguay	—	887,042	—
Venezuela	—	1,332,000	—
Affiliated Money Market Mutual Fund	1,485,771	—	—
Options Purchased	—	28,193	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	62,556	—
Interest Rate Swap Agreements	—	106,685	—

Total	$1,485,771	$56,306,715	$493,399

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 10/31/12	$458,225
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	35,174
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/13	$493,399

See Notes to Financial Statements.

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*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $35,174 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities are foreign bonds being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities using fixed income securities valuation model.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 was as follows:

Foreign Government Obligations	76.7%
Foreign Agencies	13.2
Foreign Corporations	5.7
Affiliated Money Market Mutual Fund	2.5

98.1
Other assets in excess of liabilities	1.9

Net Assets	100.0%

Prudential Emerging Markets Debt Local Currency Fund (the “Series”) invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$190,211	Unrealized depreciation on forward foreign currency contracts	$127,655
Foreign exchange contracts	Unaffiliated investments	28,193	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	106,685	—	—

		$325,089		$127,655

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$(16,685)	$436,685	$—	$420,000
Interest rate contracts	—	—	8,833	8,833

Total	$(16,685)	$436,685	$8,833	$428,833

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$1,660	$(27,444)	$—	$(25,784)
Interest rate contracts	—	—	60,602	60,602

Total	$1,660	$(27,444)	$60,602	$34,818

For the six months ended April 30, 2013, the Series' average volume of derivative activities are as follows:

Options Purchased (Cost)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Interest Rate Swaps (Notional amount in USD (000))
$8,844	$30,356,487	$18,112,020	$870

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential Emerging Markets Debt Local Currency Fund

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $54,917,292)	$56,630,873
Affiliated investments (cost $1,485,771)	1,485,771
Foreign currency, at value (cost $711,701)	715,407
Dividends and interest receivable	900,310
Receivable for investments sold	412,347
Receivable for Series shares sold	387,509
Unrealized appreciation on forward foreign currency contracts	190,211
Unrealized appreciation on swap agreements	106,685
Foreign tax reclaim receivable	14,266
Prepaid expenses	283

Total assets	60,843,662

Liabilities
Payable for investments purchased	930,921
Payable to custodian	317,797
Accrued expenses	128,378
Unrealized depreciation on forward foreign currency contracts	127,655
Payable for Series shares reacquired	76,974
Management fee payable	20,038
Dividends payable	6,184
Distribution fee payable	4,962
Affiliated transfer agent fee payable	584

Total liabilities	1,613,493

Net Assets	$59,230,169

Net assets were comprised of:
Common stock, at par	$59,298
Paid-in capital in excess of par	57,751,264

57,810,562
Distributions in excess of net investment income	(923,040)
Accumulated net realized gain on investment and foreign currency transactions	506,764
Net unrealized appreciation on investments and foreign currencies (net of capital gains tax)	1,835,883

Net assets, April 30, 2013	$59,230,169

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($16,728,493 ÷ 1,682,049 shares of common stock issued and outstanding)	$9.95
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.42

Class C
Net asset value, offering price and redemption price per share ($2,163,757 ÷ 216,265 shares of common stock issued and outstanding)	$10.01

Class Q
Net asset value, offering price and redemption price per share ($1,139 ÷ 113.9 shares of common stock issued and outstanding)	$10.00

Class Z
Net asset value, offering price and redemption price per share ($40,336,780 ÷ 4,031,330 shares of common stock issued and outstanding)	$10.01

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $49,956)	$1,429,724
Affiliated dividend income	1,535

Total income	1,431,259

Expenses
Management fee	196,336
Distribution fee—Class A	14,224
Distribution fee—Class C	7,272
Custodian’s fees and expenses	77,000
Audit fee	30,000
Registration fees	26,000
Reports to shareholders	10,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,454) (Note 3)	7,000
Directors’ fees	6,000
Insurance	1,000
Miscellaneous	10,244

Total expenses	394,076

Expense reimbursement (Note 2)	(114,827)

Net expenses	279,249

Net investment income	1,152,010

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	304,288
Foreign currency transactions	476,642
Swap agreement transactions	8,833

789,763

Net change in unrealized appreciation (depreciation) on:
Investments (net of capital gains tax)	1,488,528
Foreign currencies	(20,057)
Swap agreements	60,602

1,529,073

Net gain on investments and foreign currencies	2,318,836

Net Increase In Net Assets Resulting From Operations	$3,470,846

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,152,010	$1,670,398
Net realized gain (loss) on investment and foreign currency transactions	789,763	(229,215)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,529,073	1,619,136

Net increase in net assets resulting from operations	3,470,846	3,060,319

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(345,338)	(150,328)
Class C	(38,926)	(36,880)
Class Q	(36)	(58)
Class Z	(1,198,594)	(1,755,165)

	(1,582,894)	(1,942,431)

Distributions from net realized gains
Class A	(38,994)	—
Class C	(5,218)	—
Class Q	(5)	—
Class Z	(175,654)	—

	(219,871)	—

Series share transactions (Note 6)
Net proceeds from shares sold	21,474,365	12,318,655
Net asset value of shares issued in reinvestment of dividends and distributions	1,773,102	1,894,634
Cost of shares reacquired	(6,256,232)	(4,310,811)

Net increase in net assets from Series share transactions	16,991,235	9,902,478

Total increase	18,659,316	11,020,366

Net Assets:
Beginning of period	40,570,853	29,550,487

End of period	$59,230,169	$40,570,853

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	29

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, and Prudential Emerging Markets Debt Local Currency Fund (the “Series”). These financial statements relate to the Prudential Emerging Markets Debt Local Currency Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The Series is non-diversified.

The investment objective of the Series is to seek total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Emerging Markets Debt Local Currency Fund	31

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Series may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily

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available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation

Prudential Emerging Markets Debt Local Currency Fund	33

Notes to Financial Statements

(Unaudited) continued

(depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Such credit risk may be mitigated by entering into a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Options: The Series purchased options and may write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options would be to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an

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amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest

Prudential Emerging Markets Debt Local Currency Fund	35

Notes to Financial Statements

(Unaudited) continued

rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Such credit risk may be mitigated by entering into a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2013, the Series has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government), held by the Series, to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends of net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement

Prudential Emerging Markets Debt Local Currency Fund	37

Notes to Financial Statements

(Unaudited) continued

provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series.

PI has contractually agreed through February 28, 2014 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six-months ended April 30, 2013, PIMS contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received $36,255 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that it has received $558 in contingent deferred sales charges imposed upon certain redemptions by Class C Shareholders for the six months ended April 30, 2013.

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PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of the Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2013, were $34,433,610 and $16,764,112, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$57,303,648	$1,539,685	$(726,689)	$812,996

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of amortization of premiums, wash sales and straddle loss deferrals as of the most recent fiscal year end.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Emerging Markets Debt Local Currency Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. For the six months ended April 30, 2013, no such exchanges were made.

As of April 30, 2013, Prudential Financial, Inc. through its affiliates owned 113 Class A shares, 112 Class C shares, 114 Class Q shares and 114 Class Z shares of the Series.

There are 250 million shares of common stock at $0.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 75 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	1,373,014	$13,451,023
Shares issued in reinvestment of dividends and distributions	36,612	358,147
Shares reacquired	(350,112)	(3,431,462)

Net increase (decrease) in shares outstanding	1,059,514	$10,377,708

Year ended October 31, 2012:
Shares sold	507,223	$4,807,892
Shares issued in reinvestment of dividends	13,747	128,087
Shares reacquired	(178,210)	(1,655,069)

Net increase (decrease) in shares outstanding	342,760	$3,280,910

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Class C	Shares	Amount
Six months ended April 30, 2013:
Shares sold	131,990	$1,301,395
Shares issued in reinvestment of dividends and distributions	4,189	41,180
Shares reacquired	(26,178)	(255,350)

Net increase (decrease) in shares outstanding	110,001	$1,087,225

Year ended October 31, 2012:
Shares sold	76,112	$714,307
Shares issued in reinvestment of dividends	3,789	35,467
Shares reacquired	(15,867)	(147,837)

Net increase (decrease) in shares outstanding	64,034	$601,937

Class Q
Six months ended April 30, 2013:
Shares issued in reinvestment of dividends and distributions	4.4	$42

Net increase (decrease) in shares outstanding	4.4	$42

Year ended October 31, 2012:
Shares issued in reinvestment of dividends	6.1	$58

Net increase (decrease) in shares outstanding	6.1	$58

Class Z
Six months ended April 30, 2013:
Shares sold	680,589	$6,721,947
Shares issued in reinvestment of dividends and distributions	139,703	1,373,733
Shares reacquired	(261,956)	(2,569,420)

Net increase (decrease) in shares outstanding	558,336	$5,526,260

Year ended October 31, 2012:
Shares sold	721,461	$6,796,456
Shares issued in reinvestment of dividends	185,266	1,731,022
Shares reacquired	(264,332)	(2,507,905)

Net increase (decrease) in shares outstanding	642,395	$6,019,573

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements

(Unaudited) continued

The Series did not utilize the SCA during the period ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.61		$9.36	$10.00
Income (loss) from investment operations:
Net investment income	.22		.42	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48		.35	(.62)
Total from investment operations	.70		.77	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.52)	(.13)
Distributions from net realized gains	(.05)		-	-
Tax return of capital	-		-	(.21)
Total dividends and distributions	(.36)		(.52)	(.34)
Net asset value, end of period	$9.95		$9.61	$9.36
Total Return(c):	7.42%		8.53%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,728		$5,985	$2,620
Average net assets (000)	$11,473		$2,721	$1,634
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees(f)	1.30%	(g)	1.30%	1.30% (g)
Net investment income	4.51%	(g)	4.73%	4.85% (g)
Portfolio turnover rate	37%	(h)	70%	60% (h)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and service (12b-1) fees and net investment income ratio would be 1.75% and 4.06%, respectively, for the six months ended April 30, 2013, 2.04% and 3.99%, respectively, for the year ended October 31, 2012, and 2.76% and 3.39%, respectively, for the period ended October 31, 2011.

(f) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	43

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.65		$9.41	$10.00
Income (loss) from investment operations:
Net investment income	.18		.37	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.50		.32	(.57)
Total from investment operations	.68		.69	(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.45)	(.12)
Distributions from net realized gains	(.05)		-	-
Tax return of capital	-		-	(.21)
Total dividends and distributions	(.32)		(.45)	(.33)
Net asset value, end of period	$10.01		$9.65	$9.41
Total Return(c):	7.20%		7.55%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,164		$1,025	$398
Average net assets (000)	$1,467		$786	$211
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	2.05%	(f)	2.05%	2.05% (f)
Net investment income	3.75%	(f)	3.89%	4.09% (f)
Portfolio turnover rate	37%	(g)	70%	60% (g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and service (12b-1) fees and net investment income ratio would be 2.50% and 3.30%, respectively, for the six months ended April 30, 2013, 2.78% and 3.16%, respectively, for the year ended October 31, 2012, and 3.52% and 2.62%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.66		$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.24		.47	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48		.37	(.59)
Total from investment operations	.72		.84	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.33)		(.55)	(.12)
Distributions from net realized gains	(.05)		-	-
Tax return of capital	-		-	(.21)
Total dividends and distributions	(.38)		(.55)	(.33)
Net asset value, end of period	$10.00		$9.66	$9.37
Total Return(c):	7.55%		9.31%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1
Average net assets (000)	$1		$1	$1
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	1.05%	(f)	1.05%	1.05% (f)
Net investment income	4.85%	(f)	5.06%	4.98% (f)
Portfolio turnover rate	37%	(g)	70%	60% (g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio and net investment income ratio would be 1.36% and 4.54%, respectively, for the six months ended April 30, 2013, 1.71% and 4.40%, respectively, for the year ended October 31, 2012, and 2.67% and 3.36%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	45

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)	March 30, 2011(a) through October 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.66		$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.23		.47	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.49		.36	(.59)
Total from investment operations	.72		.83	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.32)		(.54)	(.12)
Distributions from net realized gains	(.05)		-	-
Tax return of capital	-		-	(.21)
Total dividends and distributions	(.37)		(.54)	(.33)
Net asset value, end of period	$10.01		$9.66	$9.37
Total Return(c):	7.62%		9.21%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,337		$33,559	$26,532
Average net assets (000)	$36,552		$30,441	$25,697
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	1.05%	(f)	1.05%	1.05% (f)
Net investment income	4.79%	(f)	4.96%	4.99% (f)
Portfolio turnover rate	37%	(g)	70%	60% (g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio and net investment income ratio would be 1.52% and 4.32%, respectively, for the six months ended April 30, 2013, 1.81% and 4.20%, respectively, for the year ended October 31, 2012, and 2.72% and 3.32%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance

Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0246114-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Global Stock

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Global Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.31%; Class C, 3.01%; Class Z, 2.01%. Net operating expenses: Class A, 1.60%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Since Inception
Class A	12.37%	9.49%	10.80% (3/14/12)
Class C	11.93	8.71	9.80 (3/14/12)
Class Z	12.56	9.78	11.10 (3/14/12)
MSCI AC World ND Index	13.46	15.02	14.46
Lipper Global Multi-Cap Core Funds Average	13.42	14.20	14.16
Lipper Global Multi-Cap Growth Funds Average	12.53	11.15	N/A

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Since Inception
Class A		2.45%	3.31% (3/14/12)
Class C		6.53	8.09 (3/14/12)
Class Z		8.71	9.33 (3/14/12)
MSCI AC World ND Index		10.53	10.35
Lipper Global Multi-Cap Core Funds Average		10.16	10.63
Lipper Global Multi-Cap Growth Funds Average		8.00	N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a front-end sales charge, CDSC or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

Morgan Stanley Capital International (MSCI) All Country (AC) World Net Dividend (ND) Index

The MSCI AC World ND Index (MSCI AC World ND) is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI AC World ND Index comprises 24 developed market country indexes and 21 emerging market country indexes. The developed market country indexes include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Lipper Global Multi-Cap Core Funds Average

Funds in the Lipper Global Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Average

Funds in the Lipper Global Multi-Cap Growth Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index.

Note: Although the Fund is classified by Lipper in its Global Multi-Cap Core Funds Performance Universe, the Global Multi-Cap Growth Funds Performance Universe was utilized for performance comparisons, because the Fund’s investment manager believes that the Global Multi-Cap Growth Funds Performance Universe provides a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
MasterCard, Inc. (Class A Stock), United States	4.1%
LinkedIn Corp. (Class A Stock), United States	3.8
Home Depot, Inc. (The), United States	3.7
Gilead Sciences, Inc., United States	3.3
Biogen Idec, Inc., United States	3.0

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 4/30/13
Biotechnology	10.0%
Specialty Retail	8.7
Internet Software & Services	8.3
Textiles, Apparel & Luxury Goods	7.9
Internet & Catalog Retail	7.3

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Jennison Global Opportunities Fund	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,123.70	1.60%	$8.42
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual	$1,000.00	$1,119.30	2.35%	$12.35
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual	$1,000.00	$1,125.60	1.35%	$7.11
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS

Brazil 3.7%
18,329	Arezzo Industria e Comercio SA	$386,231
3,257	Grupo BTG Pactual, 144A	53,671
23,904	Grupo BTG Pactual	393,910

		833,812

China 1.1%
6,902	Tencent Holdings Ltd.	236,763

Denmark 2.7%
3,416	Novo Nordisk A/S (Class B Stock)	599,192

France 3.0%
2,055	Essilor International SA	231,229
2,024	PPR	445,273

		676,502

Hong Kong 1.0%
309,728	Sino Biopharmaceutical	213,533

Italy 4.7%
9,791	Luxottica Group SpA	509,710
60,247	Prada SpA	543,067

		1,052,777

Japan 1.4%
2,015	FANUC Corp.	303,847

Macau 1.4%
59,540	Sands China Ltd.	312,272

South Korea 1.7%
268	Samsung Electronics Co. Ltd.	369,890

Spain 2.7%
4,411	Inditex SA	592,815

Thailand 1.8%
278,866	CP ALL PCL	403,809

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom 16.7%
37,382	ARM Holdings PLC	$578,351
36,531	Ashtead Group PLC	333,379
9,574	ASOS PLC*	475,896
83,124	Barclays PLC	369,350
14,238	Diageo PLC	434,370
8,425	Intertek Group PLC	432,917
31,323	Rolls-Royce Holdings PLC	549,808
10,311	SABMiller PLC	555,535

		3,729,606

United States 55.9%
3,994	Allergan, Inc.	453,519
2,012	Amazon.com, Inc.*	510,666
1,159	Apple, Inc.	513,147
3,023	Biogen Idec, Inc.*	661,825
7,216	BioMarin Pharmaceutical, Inc.*	473,370
3,184	Canadian Pacific Railway Ltd.	396,790
2,991	Celgene Corp.*	353,147
2,399	Core Laboratories NV	347,327
6,212	Cree, Inc.*	351,413
4,176	Discovery Communications, Inc. (Class A Stock)*	329,152
9,165	eBay, Inc.*	480,154
10,606	Facebook, Inc. (Class A Stock)*	294,423
14,554	Gilead Sciences, Inc.*	737,015
3,925	Goldman Sachs Group, Inc. (The)	573,325
11,333	Home Depot, Inc. (The)	831,276
835	Intuitive Surgical, Inc.*	411,062
4,390	LinkedIn Corp. (Class A Stock)*	843,275
1,659	MasterCard, Inc. (Class A Stock)	917,311
5,479	Michael Kors Holdings Ltd.*	311,974
3,711	Monsanto Co.	396,409
930	priceline.com, Inc.*	647,271
5,423	Salesforce.com, Inc.*	222,939
8,741	Splunk, Inc.*	356,633
10,523	TJX Cos., Inc.	513,207
2,404	TransDigm Group, Inc.	352,907
2,603	Workday, Inc. (Class A Stock)*	163,078

		12,442,615

	Total common stocks (cost $18,223,459)	21,767,433

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
PREFERRED STOCK

United Kingdom
3,727,437	Rolls-Royce Holdings PLC (Class C Stock)* (cost $5,926)	$5,790

	Total long-term investments (cost $18,229,385)	21,773,223

SHORT-TERM INVESTMENT 0.7%

Affiliated Money Market Mutual Fund
163,236	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $163,236; Note 3)(a)	163,236

	Total Investments 98.5% (cost $18,392,621; Note 5)	21,936,459
	Other assets in excess of liabilities 1.5%	329,011

	Net Assets 100.0%	$22,265,470

The following abbreviation is used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$833,812	$—	$—
China	236,763	—	—
Denmark	599,192	—	—
France	676,502	—	—
Hong Kong	213,533	—	—
Italy	1,052,777	—	—
Japan	303,847	—	—
Macau	312,272	—	—
South Korea	369,890	—	—
Spain	592,815	—	—
Thailand	403,809	—	—
United Kingdom	3,729,606	—	—
United States	12,442,615	—	—
Preferred Stock:
United Kingdom	—	5,790	—
Affiliated Money Market Mutual Fund	163,236	—	—

Total	$21,930,669	$5,790	$—

Fair value of Level 2 investments at 10/31/12 was $369,831, which was a result of valuing investments using third party vendor modeling tools. An amount of $367,417 was transferred from Level 2 into Level 1 at 04/30/13 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 were as follows:

Biotechnology	10.0%
Specialty Retail	8.7
Internet Software & Services	8.3
Textiles, Apparel & Luxury Goods	7.9
Internet & Catalog Retail	7.3
Semiconductors & Semiconductor Equipment	5.8
Pharmaceuticals	5.7
Beverages	4.4
Aerospace & Defense	4.1
IT Services	4.1
Software	3.3
Healthcare Equipment & Supplies	2.9
Capital Markets	2.6
Computers & Peripherals	2.3
Diversified Financial Services	2.0
Multiline Retail	2.0%
Professional Services	1.9
Chemicals	1.8
Food & Staples Retailing	1.8
Road & Rail	1.8
Commercial Banks	1.7
Energy Equipment & Services	1.6
Media	1.5
Trading Companies & Distributors	1.5
Hotels, Restaurants & Leisure	1.4
Machinery	1.4
Affiliated Money Market Mutual Fund	0.7

98.5
Other assets in excess of liabilities	1.5

100.0%

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	11

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $18,229,385)	$21,773,223
Affiliated investments (cost $163,236)	163,236
Cash	43
Receivable for investments sold	390,885
Foreign tax reclaim receivable	6,263
Dividends receivable	5,563
Prepaid expenses	205
Receivable for Series shares sold	198

Total assets	22,339,616

Liabilities
Accrued expenses	40,597
Payable for investments purchased	27,058
Management fee payable	4,625
Distribution fee payable	1,715
Affiliated transfer agent fee payable	151

Total liabilities	74,146

Net Assets	$22,265,470

Net assets were comprised of:
Common stock, at par	$20,061
Paid-in capital in excess of par	19,914,153

19,934,214
Accumulated net investment loss	(79,407)
Accumulated net realized loss on investment and foreign currency transactions	(1,133,264)
Net unrealized appreciation on investments and foreign currencies	3,543,927

Net assets, April 30, 2013	$22,265,470

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($4,445,485 ÷ 401,127 shares of common stock issued and outstanding)	$11.08
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.72

Class C
Net asset value, offering price and redemption price per share ($969,556 ÷ 88,308 shares of common stock issued and outstanding)	$10.98

Class Z
Net asset value, offering price and redemption price per share ($16,850,429 ÷ 1,516,619 shares of common stock issued and outstanding)	$11.11

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	13

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,335)	$84,076
Affiliated dividend income	242

Total income	84,318

Expenses
Management fee	94,608
Distribution fee—Class A	5,500
Distribution fee—Class C	3,728
Custodian’s fees and expenses	39,000
Registration fees	27,000
Audit fee	13,000
Reports to shareholders	9,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $400) (Note 3)	6,000
Directors’ fees	5,000
Miscellaneous	9,206

Total expenses	221,042
Expense reimbursement (Note 2)	(69,504)

Net expenses	151,538

Net investment loss	(67,220)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	41,005
Foreign currency transactions	(1,701)

39,304

Net change in unrealized appreciation (depreciation) on:
Investments	2,498,859
Foreign currencies	211

2,499,070

Net gain on investment and foreign currency transactions	2,538,374

Net Increase In Net Assets Resulting From Operations	$2,471,154

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	March 14, 2012* through October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(67,220)	$(10,654)
Net realized gain (loss) on investment and foreign currency transactions	39,304	(1,195,648)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,499,070	1,044,857

Net increase (decrease) in net assets resulting from operations	2,471,154	(161,445)

Series share transactions (Note 6)
Net proceeds from shares sold	908,059	19,692,646
Cost of shares reacquired	(606,780)	(38,164)

Net increase in net assets from Series share transactions	301,279	19,654,482

Total increase	2,772,433	19,493,037

Net Assets:
Beginning of period	19,493,037	—

End of period	$22,265,470	$19,493,037

*	Commencement of Series.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	15

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

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Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield

Prudential Jennison Global Opportunities Fund	17

Notes to Financial Statements

(Unaudited) continued

curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets. PI has contractually agreed through February 28, 2014 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2014.

PIMS has advised the Series that they received $3,354 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Series that for the six months ended April 30, 2013, there were no contingent deferred sales charges imposed.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2013 were $9,736,158 and $9,815,600, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$18,435,443	$3,791,113	$(290,097)	$3,501,016

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

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For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2012 of approximately $1,133,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2013, Prudential Financial, Inc. through its affiliates owned 1,000 Class A shares, 1,000 Class C shares and 1,500,000 Class Z shares of the Series.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Prudential Jennison Global Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	56,107	$579,912
Shares reacquired	(50,178)	(546,291)

Net increase (decrease) in shares outstanding	5,929	$33,621

Period ended October 31, 2012*:
Shares sold	399,078	$3,930,985
Shares reacquired	(3,880)	(38,164)

Net increase (decrease) in shares outstanding	395,198	$3,892,821

Class C
Six months ended April 30, 2013:
Shares sold	30,069	$320,897
Shares reacquired	(2,260)	(24,096)

Net increase (decrease) in shares outstanding	27,809	$296,801

Period ended October 31, 2012*:
Shares sold	60,499	$579,898

Net increase (decrease) in shares outstanding	60,499	$579,898

Class Z
Six months ended April 30, 2013:
Shares sold	682	$7,250
Shares reacquired	(3,299)	(36,393)

Net decrease (decrease) in shares outstanding	(2,617)	$(29,143)

Period ended October 31, 2012*:
Shares sold	1,519,236	$15,181,763

Net increase (decrease) in shares outstanding	1,519,236	$15,181,763

*	Commenced operations on March 14, 2012.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an

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annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the period ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential Jennison Global Opportunities Fund	25

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013(b)		March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.86		$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.26		(.12)
Total from investment operations	1.22		(.14)
Net asset value, end of period	$11.08		$9.86
Total Return(c):	12.37%		(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,445		$3,898
Average net assets (000)	$4,437		$2,967
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	1.60%	(f)(g)	1.60%	(f)(g)
Net investment loss	(.81)%	(f)(g)	(.30)%	(f)(g)
Portfolio turnover rate	46%	(h)	48%	(h)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratio would have been 2.26% and (1.47)%, respectively, for the six months ended April 30, 2013 and 3.05% and (1.75)%, respectively, for the period ended October 31, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30, 2013(b)		March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.81		$10.00
Income (loss) from investment operations:
Net investment loss	(.08)		(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(.13)
Total from investment operations	1.17		(.19)
Net asset value, end of period	$10.98		$9.81
Total Return(c):	11.93%		(1.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$970		$593
Average net assets (000)	$752		$300
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(e)(f)
Net investment loss	(1.57)%	(e)(f)	(.97)%	(e)(f)
Portfolio turnover rate	46%	(g)	48%	(g)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratio would have been 3.01% and (2.23)%, respectively, for the six months ended April 30, 2013 and 3.85% and (2.47)%, respectively, for the period ended October 31, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	27

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2013(b)		March 14, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.87		$10.00
Income (loss) from investment operations:
Net investment loss	(.03)		-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		(.13)
Total from investment operations	1.24		(.13)
Net asset value, end of period	$11.11		$9.87
Total Return(c):	12.56%		(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,850		$15,002
Average net assets (000)	$16,011		$14,655
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.35%	(f)(g)	1.35%	(f)(g)
Net investment loss	(.55)%	(f)(g)	(.03)%	(f)(g)
Portfolio turnover rate	46%	(h)	48%	(h)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Less than $.005 per share.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratio would have been 2.01% and (1.21)%, respectively, for the six months ended April 30, 2013 and 2.72% and (1.40)%, respectively, for the period ended October 31, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PRJAX	PRJCX	PRJZX
CUSIP	743969719	743969693	743969685

MF214E2    0246188-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

International Stock

Objective

To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison International Opportunities Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison International Opportunities Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.95%; Class C, 3.65%; Class Z, 2.65%. Net operating expenses: Class A, 1.60%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	Since Inception
Class A	9.73%	24.10% (6/5/12)
Class C	9.31	23.30 (6/5/12)
Class Z	9.86	24.36 (6/5/12)
MSCI All Country World Index ex-US	12.78	28.77
Lipper International Multi-Cap Core Funds Average	14.20	29.83
Lipper International Multi-Cap Growth Funds Average	12.71	26.62

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		Since Inception
Class A		N/A (6/5/12)
Class C		N/A (6/5/12)
Class Z		N/A (6/5/12)
MSCI All Country World Index ex-US		N/A
Lipper International Multi-Cap Core Funds Average		N/A
Lipper International Multi-Cap Growth Funds Average		N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a front-end sales charge, CDSC or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

Morgan Stanley Capital International (MSCI) All Country (AC) World Index ex-US

The MSCI AC World Index ex-US is an unmanaged free-float-adjusted, market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The MSCI AC World Index ex-US comprises 23 developed market country indexes and 21 emerging market country indexes. The developed market country indexes include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Lipper International Multi-Cap Core Funds Average

Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Lipper International Multi-Cap Growth Funds Average

Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index.

Note: Although Lipper classifies the Fund in its International Multi-Cap Core Funds category, the Fund utilizes the Lipper International Multi-Cap Growth Funds category because the Fund’s investment manager believes that the Lipper International Multi-Cap Growth Funds category provides a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Inditex SA, Spain	3.0%
Novo Nordisk A/S (Class B Stock), Denmark	2.9
SABMiller PLC, United Kingdom	2.9
Rolls-Royce Holdings PLC, United Kingdom	2.9
Barclays PLC, United Kingdom	2.7

Prudential Jennison International Opportunities Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 4/30/13
Textiles, Apparel & Luxury Goods	9.8%
Pharmaceuticals	9.4
Beverages	8.0
Commercial Banks	4.9
Semiconductors & Semiconductor Equipment	4.5

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison International Opportunities Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison International Opportunities Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$1,097.30	1.60%	$8.32
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class C	Actual**	$1,000.00	$1,093.10	2.35%	$12.20
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class Z	Actual**	$1,000.00	$1,098.60	1.35%	$7.02
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS 96.3%

Brazil 5.6%
4,738	Abril Educacao SA, 144A	$102,231
7,479	Arezzo Industria e Comercio SA	157,598
13,240	BR Properties SA	146,776
15,151	Grupo BTG Pactual	249,671
8,588	Mills Estruturas e Servicos de Engenharia SA	141,134

		797,410

China 3.0%
42,153	Great Wall Motor Co. Ltd. (Class H Stock)	182,786
4,299	Tencent Holdings Ltd.	147,471
31,309	Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	104,092

		434,349

Denmark 2.9%
2,404	Novo Nordisk A/S (Class B Stock)	421,680

France 8.3%
2,902	BNP Paribas SA	161,700
1,547	Dassault Systemes SA	188,656
1,972	Pernod-Ricard SA	244,120
1,091	PPR	240,016
1,480	Remy Cointreau SA	172,319
1,629	Technip SA	174,843

		1,181,654

Germany 5.1%
3,144	Bayer AG	328,010
1,258	Brenntag AG	214,463
2,384	SAP AG	189,350

		731,823

Indonesia 0.6%
69,128	PT Tower Bersama Infrastructure Tbk*	40,172
72,770	PT Tower Bersama Infrastructure Tbk, 144A*	42,289

		82,461

Ireland 2.0%
16,475	Experian PLC	289,695

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Italy 11.3%
10,553	Azimut Holding SpA	$196,237
5,365	Brunello Cucinelli SpA*	114,884
12,048	Eni SpA	288,138
5,839	Luxottica Group SpA	303,973
38,988	Prada SpA	351,438
1,434	Tod’s SpA	208,113
8,283	Yoox SpA*	155,552

		1,618,335

Japan 6.5%
1,310	FANUC Corp.	197,538
15,030	Hino Motors Ltd.	229,262
2,656	Murata Manufacturing Co. Ltd.	216,054
4,401	Unicharm Corp.	284,416

		927,270

Macau 1.4%
37,070	Sands China Ltd.	194,423

Mexico 1.0%
60,800	Corp. Inmobiliaria Vesta SAB de CV, 144A	140,154

South Africa 2.6%
7,705	Aspen Pharmacare Holdings Ltd.	167,349
3,181	Naspers Ltd. (Class N Stock)	212,870

		380,219

South Korea 1.8%
190	Samsung Electronics Co. Ltd.	262,235

Spain 3.0%
3,183	Inditex SA	427,779

Switzerland 5.0%
4,434	Novartis AG	329,283
894	Syngenta AG	382,099

		711,382

Thailand 1.3%
133,251	CP ALL PCL	192,953

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Turkey 3.2%
4,304	BIM Birlesik Magazalar AS	$220,872
138,847	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	237,769

		458,641

United Kingdom 22.4%
24,694	ARM Holdings PLC	382,050
25,152	Ashtead Group PLC	229,535
4,840	ASOS PLC*	240,583
88,505	Barclays PLC	393,259
20,743	Compass Group PLC	272,913
10,411	Diageo PLC	317,617
4,121	Intertek Group PLC	211,757
23,771	Rolls-Royce Holdings PLC	417,249
4,000	Rotork PLC	180,748
7,746	SABMiller PLC	417,338
9,565	Telecity Group PLC	137,063

		3,200,112

United States 9.3%
4,726	Accenture PLC (Class A Stock)	384,885
2,232	Canadian Pacific Railway Ltd.	278,152
1,714	Core Laboratories NV	248,153
979	Credicorp Ltd.	147,428
4,725	Michael Kors Holdings Ltd.*	269,042

		1,327,660

	Total common stocks (cost $11,506,417)	13,780,235

PREFERRED STOCKS 1.3%

Germany 1.3%
912	Volkswagen AG	184,843

United Kingdom
2,828,749	Rolls-Royce Holdings PLC (Class C Stock)*	4,394

	Total preferred stocks (cost $173,639)	189,237

	Total long-term investments (cost $11,680,056)	13,969,472

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 4.3%

Affiliated Money Market Mutual Fund
614,785	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $614,785) (Note 3)(a)	$614,785

	Total Investments 101.9% (cost $12,294,841; Note 5)	14,584,257
	Liabilities in excess of other assets (1.9%)	(273,258)

	Net Assets 100.0%	$14,310,999

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$797,410	$—	$—
China	434,349	—	—
Denmark	421,680	—	—
France	1,181,654	—	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Common Stocks (continued)
Germany	$731,823	$—	$—
Indonesia	82,461	—	—
Ireland	289,695	—	—
Italy	1,618,335	—	—
Japan	927,270	—	—
Macau	194,423	—	—
Mexico	140,154	—	—
South Africa	380,219	—	—
South Korea	262,235	—	—
Spain	427,779	—	—
Switzerland	711,382	—	—
Thailand	192,953	—	—
Turkey	458,641	—	—
United Kingdom	3,200,112	—	—
United States	1,327,660	—	—
Preferred Stocks
Germany	184,843	—	—
United Kingdom	—	4,394	—
Affiliated Money Market Mutual Fund	614,785	—	—

Total	$14,579,863	$4,394	$—

Fair value of Level 2 investments at October 31, 2012 was $175,730, which was a result of valuing investments using third party vendor modeling tools. An amount of $172,814 was transferred from Level 2 into Level 1 at April 30, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Textiles, Apparel & Luxury Goods	9.8%
Pharmaceuticals	9.4
Beverages	8.0
Commercial Banks	4.9
Semiconductors & Semiconductor Equipment	4.5
Affiliated Money Market Mutual Fund	4.3
Machinery	4.2
Trading Companies & Distributors	4.1
Professional Services	3.5
Hotels Restaurants & Leisure	3.3
Energy Equipment & Services	3.0
Specialty Retail	3.0
Aerospace & Defense	2.9
Food & Staples Retailing	2.9
Internet & Catalog Retail	2.8
Chemicals	2.7
IT Services	2.7
Automobiles	2.6
Software	2.6%
Household Products	2.0
Internet Software & Services	2.0
Oil, Gas & Consumable Fuels	2.0
Real Estate Management & Development	2.0
Road & Rail	1.9
Diversified Financial Services	1.7
Multiline Retail	1.7
Real Estate Investment Trusts	1.7
Electronic Equipment & Instruments	1.5
Media	1.5
Capital Markets	1.4
Diversified Consumer Services	0.7
Wireless Telecommunication Services	0.6

101.9
Liabilities in excess of other assets	(1.9)

100.0%

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Series’ financial performance as reflected in the Statement of Operations is presented in the summary below.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Right
Equity contracts	$3

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential Jennison International Opportunities Fund

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $11,680,056)	$13,969,472
Affiliated investments (cost $614,785)	614,785
Foreign currency, at value (cost $11,686)	11,732
Receivable for investments sold	75,571
Receivable for Series shares sold	24,869
Dividends receivable	9,776
Foreign tax reclaim receivable	5,592
Due from Manager	4,112
Prepaid expenses	201

Total assets	14,716,110

Liabilities
Payable for investments purchased	253,721
Payable to custodian	106,690
Accrued expenses	37,126
Payable for Series shares reacquired	7,387
Affiliated transfer agent fee payable	99
Distribution fee payable	88

Total liabilities	405,111

Net Assets	$14,310,999

Net assets were comprised of:
Common stock, at par	$11,562
Paid-in capital in excess of par	11,767,509

11,779,071
Distributions in excess of net investment income	(55,076)
Accumulated net realized gain on investment and foreign currency transactions	297,660
Net unrealized appreciation on investments and foreign currencies	2,289,344

Net Assets, April 30, 2013	$14,310,999

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($380,952 ÷ 30,826 shares of common stock issued and outstanding)	$12.36
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.08

Class C
Net asset value, offering price and redemption price per share ($26,974 ÷ 2,197 shares of common stock issued and outstanding)	$12.28

Class Z
Net asset value, offering price and redemption price per share ($13,903,073 ÷ 1,123,148 shares of common stock issued and outstanding)	$12.38

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	15

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,552)	$79,261
Affiliated dividend income	230

Total income	79,491

Expenses
Management fee	58,566
Distribution fee—Class A	241
Distribution fee—Class C	100
Custodian’s fees and expenses	42,000
Registration fees	27,000
Audit fee	14,000
Legal fees and expenses	10,000
Reports to shareholders	6,000
Directors’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $200) (Note 3)	1,000
Miscellaneous	8,596

Total expenses	172,503
Expense reimbursement (Note 2)	(84,508)

Net expenses	87,995

Net investment loss	(8,504)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	376,455
Foreign currency transactions	(1,362)

375,093

Net change in unrealized appreciation (depreciation) on:
Investments	853,888
Foreign currencies	(38)

853,850

Net gain on investment and foreign currency transactions	1,228,943

Net Increase In Net Assets Resulting From Operations	$1,220,439

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	June 5, 2012* through October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(8,504)	$(7,704)
Net realized gain (loss) on investment and foreign currency transactions	375,093	(71,729)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	853,850	1,435,494

Net increase in net assets resulting from operations	1,220,439	1,356,061

Dividends from net investment income (Note 1)
Class A	(532)	—
Class C	(54)	—
Class Z	(56,371)	—

	(56,957)	—

Series share transactions (Note 6)
Net proceeds from shares sold	1,066,136	10,711,411
Net asset value of shares issued in reinvestment of dividends	56,957	—
Cost of shares reacquired	(43,048)	—

Net increase in net assets from Series share transactions	1,080,045	10,711,411

Total increase	2,243,527	12,067,472

Net Assets:
Beginning of period	12,067,472	—

End of period(a)	$14,310,999	$12,067,472

(a) Includes undistributed net investment income of:	$—	$10,385

*	Commencement of Series.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	17

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and currently consists of five series: Prudential Jennison International Opportunities Fund (the “Series”), Prudential International Equity Fund, Prudential International Value Fund, Prudential Jennison Global Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison International Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on June 5, 2012.

The investment objective of the Series is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of the financial statements.

Securities Valuation: The Series holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Series’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Series’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

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Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison International Opportunities Fund	19

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign

Prudential Jennison International Opportunities Fund	21

Notes to Financial Statements

(Unaudited) continued

currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets.

PI has contractually agreed through February 28, 2014 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net

Prudential Jennison International Opportunities Fund	23

Notes to Financial Statements

(Unaudited) continued

assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2014.

PIMS has advised the Series that they received $4,279 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2013, there were no contingent deferred sales charges imposed.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2013 were $6,496,031 and $5,716,507, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$12,338,787	$2,311,001	$(65,531)	$2,245,470

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2012 of approximately $77,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period.

Note 6. Capital

The Series offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

At April 30, 2013, Prudential Financial, Inc. through its affiliates owned 1,004 Class A shares, 1,004 Class C shares and 1,005,515 Class Z shares of the Series.

Prudential Jennison International Opportunities Fund	25

Notes to Financial Statements

(Unaudited) continued

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	24,568	$295,925
Shares issued in reinvestment of dividends	45	532
Shares reacquired	(2,108.2)	(25,564)

Net increase (decrease) in shares outstanding	22,504.8	$270,893

Period ended October 31, 2012*:
Shares sold	8,321.2	$91,261

Net increase in shares outstanding	8,321.2	$91,261

Class C
Six months ended April 30, 2013:
Shares sold	1,179	$14,260
Shares issued in reinvestment of dividends	4.6	54

Net increase in shares outstanding	1,183.6	$14,314

Period ended October 31, 2012*:
Shares sold	1,013.4	$10,150

Net increase in shares outstanding	1,013.4	$10,150

Class Z
Six months ended April 30, 2013:
Shares sold	62,887	$755,951
Shares issued in reinvestment of dividends	4,798	56,371
Shares reacquired	(1,429)	(17,484)

Net increase (decrease) in shares outstanding	66,256	$794,838

Period ended October 31, 2012*:
Shares sold	1,056,892	$10,610,000

Net increase in shares outstanding	1,056,892	$10,610,000

*	Commenced operations on June 5, 2012.

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Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the period ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential Jennison International Opportunities Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013(b)		June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.30		$10.00
Income (loss) from investment operations:
Net investment loss	(.01)		(.01)
Net realized and unrealized gain on investment and foreign currency transactions	1.12		1.31
Total from investment operations	1.11		1.30
Less Dividends:
Dividends from net investment income	(.05)		-
Net asset value, end of period	$12.36		$11.30
Total Return(c):	9.73%		13.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$381		$94
Average net assets (000)	$195		$32
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.60%	(f)(g)	1.60%	(f)(g)
Net investment loss	(.12)%	(f)(g)	(.61)%	(f)(g)
Portfolio turnover rate	44%	(h)	28%	(h)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratios would be 2.90% and (1.42)%, respectively, for the six months ended April 30, 2013 and 4.37% and (3.38)%, respectively, for the period ended October 31, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30, 2013(b)		June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.27		$10.00
Income (loss) from investment operations:
Net investment loss	(.06)		(.05)
Net realized and unrealized gain on investment and foreign currency transactions	1.12		1.32
Total from investment operations	1.06		1.27
Less Dividends:
Dividends from net investment income	(.05)		-
Net asset value, end of period	$12.28		$11.27
Total Return(c):	9.31%		12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$11
Average net assets (000)	$20		$11
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(e)(f)
Net investment loss	(.98)%	(e)(f)	(1.16)%	(e)(f)
Portfolio turnover rate	44%	(g)	28%	(g)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratios would be 3.65% and (2.28)%, respectively, for the six months ended April 30, 2013 and 5.29% and (4.10)%, respectively, for the period ended October 31, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2013(b)		June 5, 2012(a) through October 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.00
Income (loss) from investment operations:
Net investment loss	(.01)		(.01)
Net realized and unrealized gain on investment and foreign currency transactions	1.12		1.33
Total from investment operations	1.11		1.32
Less Dividends:
Dividends from net investment income	(.05)		-
Net asset value, end of period	$12.38		$11.32
Total Return(c):	9.86%		13.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,903		$11,962
Average net assets (000)	$12,909		$11,061
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment loss	(.13)%	(e)(f)	(.17)%	(e)(f)
Portfolio turnover rate	44%	(g)	28%	(g)

(a) Commencement of Series.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Series invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and services (12b-1) fees and net investment loss ratios would be 2.65% and (1.43)%, respectively, for the six months ended April 30, 2013 and 4.28% and (3.10)%, respectively, for the period ended October 31, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison International Opportunities Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z
NASDAQ	PWJAX	PWJCX	PWJZX
CUSIP	743969677	743969669	743969651

MF215E2    0246200-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013